Securities Act of 1933 Registration No. 2-68348

           Investment Act of 1940 Registration No. 811-2819

                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/

                   Pre-Effective Amendment No.___[ ]

                  Post-Effective Amendment No. 37 [X]
                                and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/

                         Amendment No. 37 [X]

                      NVEST CASH MANAGEMENT TRUST
          (Exact Name of Registrant as Specified in Charter)

           399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices) (Zip Code)

  Registrant's Telephone Number, including Area Code: (617) 578-1669

                        John E. Pelletier, Esq.
                     Nvest Funds Distributor, L.P.
                          399 Boylston Street
                      Boston, Massachusetts 02110
                (Name and Address of Agent for Service)

                              Copies to:

                          John M. Loder, Esq.
                             Ropes & Gray
                        One International Place
                      Boston, Massachusetts 02110

      It is proposed that this filing will become effective under Rule 485:

               [ ] Immediately upon filing pursuant to paragraph (b),

               [x] On September 1, 2000 pursuant to paragraph (b),

               [ ] 60 days after filing pursuant to paragraph (a)(1),

               [ ] On ___________ pursuant to paragraph (a)(1),

               [ ] 75 days after filing pursuant to paragraph (a)(2),

               [ ] On ___________ pursuant to paragraph (a)(2).


               If appropriate, check the following box:

               [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[NVEST LOGO GOES HERE]

NVEST
 MONEY MARKET FUNDS

BACK BAY ADVISORS, L.P.

 Taxable Money Market Fund
  Nvest Cash Management Trust--
        Money Market Series
                  Back Bay Advisors, L.P.

 Tax Exempt Money Market Fund
  Nvest Tax Exempt
        Money Market Trust
                  Back  Bay  Advisors,  L.P.

PROSPECTUS
September 1, 2000


WHAT'S INSIDE
Goals, Strategies & Risks
Page     2
--------------------------
Fund Fees & Expenses
Page     6
--------------------------
Management Team
Page     8
--------------------------
Fund Services
Page     9
--------------------------
Fund Performance
Page    18
--------------------------

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

NVEST FUNDS
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478
www.nvestfunds.com

                          NVEST CASH MANAGEMENT TRUST-
                              MONEY MARKET SERIES
                      NVEST TAX EXEMPT MONEY MARKET TRUST

        Supplement dated September 1, 2000 to the Funds' Prospectus and
          Statement of Additional Information dated September 1, 2000

The information contained in the Prospectus in the section entitled "Meet the Funds' Investment Adviser and Subadviser" and in the Statement of Additional Information ("SAI") in the section entitled "Investment Advisory, Subadvisory, Distribution and Other Services" assumes the closing of the acquisition of Nvest, L.P. and Nvest Companies, L.P. by CDC Asset Management. Following the acquisition, it is expected that Nvest Companies, L.P. will be renamed to CDC Asset Management - North America. The acquisition is scheduled to close in the fourth quarter of 2000; however, the closing may be delayed or the acquisition may never close. Until the closing of the acquisition, the following information is in effect:

Prospectus
----------
Nvest Management is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group of companies that includes Nvest, L.P., a publicly traded company listed on the New York Stock Exchange. Nvest Companies' 18 principal subsidiaries or affiliated asset management firms, collectively, had more than $130 billion in assets under management as of June 30, 2000.

SAI
---
Nvest Management, formed in 1995, is a limited partnership whose sole general partner, Nvest Distribution Corporation, is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of Nvest Companies. Nvest Companies owns the entire limited partnership interest in each of Nvest Management and the Distributor.

Nvest Companies' managing general partner, Nvest Corporation, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife, a stock life insurance company, which is wholly-owned by MetLife, Inc., a publicly traded corporation. MetLife owns, directly or indirectly, approximately 48% of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner is Nvest, L.P. Nvest Corporation is the sole general partner of Nvest, L.P.

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
Nvest Cash Management Trust - Money Market Series ...... 2
Nvest Tax Exempt - Money Market Trust .................. 4


FUND FEES & EXPENSES
Fund Fees & Expenses ................................... 6

MORE ABOUT RISK
More About Risk ........................................ 7

MANAGEMENT TEAM
Meet the Fund's Investment Adviser and Subadviser ...... 8

FUND SERVICES
Investing in the Funds ................................. 9
It's Easy to Open an Account ........................... 9
Buying Shares ..........................................10
Selling Shares .........................................11
Selling Shares in Writing ..............................12
Exchanging Shares ......................................13
Restrictions on Buying, Selling and Exchanging Shares ..14
How Fund Shares Are Priced .............................15
Dividends and Distributions ............................16
Tax Consequences .......................................16
Addional Investor Services .............................17


FUND PERFORMANCE
Nvest Cash Management Trust - Money Market Series ......18
Nvest Tax Exempt - Money Market Trust ..................19


Glossary of Terms ......................................20

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

GOALS, STRATEGIES & RISKS
-------------------------
NVEST CASH MANAGEMENT
 TRUST - MONEY MARKET SERIES

ADVISER:        Nvest Funds Management, L.P. ("Nvest Management")
SUBADVISER:     Back Bay Advisors, L.P. ("Back Bay Advisors")



                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH         X     |          |
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW                |     X    |    X


        TICKER  SYMBOL:  CLASS A   CLASS B   CLASS C
                         ---------------------------
                          NEMXX     NMBXX      NVCXX

INVESTMENT GOAL

The Fund seeks maximum current income consistent with preservation of capital and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:


        *       Certificates of deposit
        *       Bankers' acceptances or bank notes
        *       Securities issued or guaranteed by the U.S. government
        *       Commercial paper
        *       Repurchase agreements
        *       Other corporate debt obligations
        *       Cash

Back  Bay  Advisors  will  manage  the  Fund's   portfolio  in  compliance  with
industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.


o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.


o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

PRINCIPAL INVESTMENT RISKS OF MONEY MARKET SECURITIES

CREDIT AND INTEREST RATE RISK. Subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK. Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

NOT INSURED. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

GOALS, STRATEGIES & RISKS
-------------------------

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+



[BAR CHART APPEARS HERE]


TOTAL RETURN
------------
1990    8.29%
1991    7.15%
1992    4.58%
1993    2.84%
1994    2.68%
1995    4.76%
1996    4.96%
1997    4.77%
1998    4.99%
1999    4.54%


o    Highest Quarterly Return: Fourth Quarter 1990, up 1.95%
o    Lowest Quarterly Return: Third Quarter 1999, up 0.61%
+ The Fund's Class A shares total return year-to-date as of June 30, 2000 was 2.65%.


The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2000)   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
Nvest Cash Management Trust -
Money Market Series:
Class A (Inception 7/10/78)                  5.10%       4.87%       4.63%
Nvest Cash Management Trust -
Money Market Series:
Class B (Inception 9/13/93)                  5.10%       4.88%       4.61%*
Nvest Cash Management Trust -
Money Market Series:
Class C (Inception 3/1/98)                   5.10%        --         4.86%*
*Since class inception


For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."


For current yield information about the Fund, shareholders or their financial representatives may call Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.


Prospectus -- 3

GOALS, STRATEGIES & RISKS
-------------------------
NVEST TAX EXEMPT
 MONEY MARKET TRUST

ADVISER:        Nvest Funds Management, L.P. ("Nvest Management")
SUBADVISER:     Back Bay Advisors, L.P. ("Back Bay Advisors")



                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH         X     |          |
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW                |     X    |    X


        TICKER  SYMBOL:  CLASS A   CLASS B
                         ------------------
                          NEEXX     TEBXX

INVESTMENT GOAL

The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest in high-quality, short-term, U.S. dollar-denominated money market instruments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by state and local governments and their agencies. It is a fundamental policy of the Fund that, unless it has adopted a temporary defensive position in response to adverse conditions, it will invest at least 80% of its net assets in Municipal Securities. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:


o    Notes or bonds
o    Commercial paper
o When-issued securities or securities purchased from a broker-dealer with the right to sell them back at a certain time and price (a "put")
o    Variable or floating interest rate obligations
o Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations
o    Repurchase Agreements
o    Cash

Back  Bay  Advisors  will  manage  the  Fund's   portfolio  in  compliance  with
industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.


o MATURITY -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.


o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and need cash immediately.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

PRINCIPAL INVESTMENT RISKS OF MONEY MARKET SECURITIES

CREDIT AND INTEREST RATE RISK. Subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

STABILITY AND LIQUIDITY. The Fund's price stability and liquidity may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market securities and the average portfolio maturity is generally greater for the Fund than for a taxable money market fund.

NOT INSURED. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

Prospectus-- 4

GOALS,  STRATEGIES & RISKS
--------------------------

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+


[BAR CHART APPEARS HERE]


TOTAL RETURN
------------
1990    5.56%
1991    4.93%
1992    3.42%
1993    2.20%
1994    2.10%
1995    3.15%
1996    3.33%
1997    3.20%
1998    3.29%
1999    2.80%


o    Highest Quarterly Return: Fourth Quarter 1990, up 1.43%
o    Lowest Quarterly Return: Third Quarter 1999, up 0.48%
+ The Fund's Class A shares total return year-to-date as of June 30, 2000 was 1.67%.


The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).



AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2000)   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
Nvest Tax Exempt Money Market Trust -
Class A (Inception 4/21/83)                 3.13%        3.15%          3.15%
Nvest Tax Exempt Money Market Trust -
Class B (Inception 9/13/93)                 3.13%        3.15%          3.08%*

*Since  class inception


For actual past expenses of Class A and B shares, see the section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.



Prospectus--  5

FUND FEES & EXPENSES
--------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                 CASH  MANAGEMENT  TRUST --       TAX EXEMPT
                                      MONEY MARKET SERIES    MONEY MARKET TRUST
                                 CLASS A   CLASS B   CLASS C   CLASS A   CLASS B
--------------------------------------------------------------------------------
Maximum sales charge (load)
  imposed on purchases            None      None      None      None      None
Maximum deferred sales
  charge (load)                   None*     None*     None*     None*     None*
Redemption fees                   None**    None**    None**    None**    None**


* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another Nvest Fund. See the section entitled "Exchanging Shares."


** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)


                               CASH MANAGEMENT TRUST --          TAX EXEMPT
                                 MONEY MARKET SERIES        MONEY MARKET TRUST
                              CLASS A   CLASS B   CLASS C    CLASS A    CLASS B
--------------------------------------------------------------------------------
Management fees                 0.42%     0.42%    0.42%       0.40%      0.40%
Distribution and/or
  service (12b-1) fees          0.00%     0.00%    0.00%       0.00%      0.00%
Other expenses                  0.42%     0.42%    0.42%       0.39%      0.39%
Total annual fund
  operating expenses            0.84%     0.84%    0.84%       0.79%      0.79%


EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;
o    Your investment has a 5% return each year; and
o    The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                         CASH MANAGEMENT TRUST--                TAX EXEMPT
                           MONEY MARKET SERIES             MONEY MARKET TRUST
                      CLASS A   CLASS B   CLASS C          CLASS A    CLASS B
                                  (1)                                   (1)
--------------------------------------------------------------------------------
1 year               $    86    $    86  $    86           $   81      $   81
3 years              $   268    $   268  $   268           $  252      $  252
5 years              $   466    $   466  $   466           $  439      $  439
10 years             $ 1,037    $ 1,037  $ 1,037           $  978      $  978


(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."


6-PROSPECTUS

MORE ABOUT  RISK

The Fund have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK (Both Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK (Both Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in a security's value.

FOREIGN RISK (Cash Management Trust - Money Market Series) A foreign security may be affected by limited liquidity and higher volatility than securities held by a U.S. bank. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK (Both Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

LIQUIDITY RISK (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund.

VALUATION RISK (Both Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK (Both Funds) The risk of losses directly attributable to government or political actions.




PROSPECTUS-7

MANAGEMENT TEAM
---------------
MEET EACH FUND'S INVESTMENT ADVISER AND SUBADVISER


The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of June 30, 2000. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Cash Management Trust - Money Market Series and Nvest Tax Exempt Money Market Trust (the "Money Market Funds" and each a "Fund"). Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds constitute the "Nvest Funds."


NVEST FUNDS MANAGEMENT, L.P.


Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. Nvest Management is a subsidiary of CDC Asset Management - North America (formerly Nvest Companies, L.P.), which is a subsidiary of CDC Asset Management. CDC Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2000, CDC Asset Management - North America had more than $130 billion in assets under management. Nvest Management oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Back Bay Advisors makes the investment decisions for each Fund.

The combined advisory and subadvisory fees paid by the Funds for the year ended June 30, 2000, as a percentage of each Fund's average daily net assets, were 0.42% for the Cash Management Trust - Money Market Series and 0.40% for the Tax Exempt Money Market Trust.

SUBADVISER
BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser for each Fund. Back Bay Advisors is a subsidiary of CDC Asset Management - North America. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $4.9 billion in assets as of June 30, 2000 for mutual funds and other institutional investors.

SUBADVISORY  AGREEMENTS
Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by each Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC Asset Management
- North America, Nvest Management, or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by each Fund's Board of Trustees.


8 -- Prospectus

FUND SERVICES
-------------
INVESTING IN THE FUNDS

CHOOSING  A SHARE CLASS


Nvest Cash Management Trust - Money Market Series offers Class A, Class B and Class C shares to the public and Nvest Tax Exempt Money Market Trust offers only Class A and Class B shares. The classes of each Fund enable shareholders in the same classes of another Nvest Fund to invest in the Money Market Funds through an exchange of shares.


IT'S EASY TO OPEN AN ACCOUNT


TO OPEN AN ACCOUNT WITH NVEST FUNDS:


1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:



                                        MINIMUM TO OPEN AN
                     MINIMUM TO            ACCOUNT USING           MINIMUM FOR
TYPE OF ACCOUNT    OPEN AN ACCOUNT      INVESTMENT BUILDER     EXISTING ACCOUNTS
--------------------------------------------------------------------------------
Any account other
 than those listed
 below                 $2,500                 $100                   $100
Accounts registered
 under the Uniform
 Gifts to Minors Act
 or the Uniform
 Transfers to Minors   $2,500                 $100                   $100
Act Individual
 Retirement Accounts
 ("IRAs")              $500                   $100                   $100
Retirement plans with
 tax benefits such as
 corporate pension,
 profit sharing and
 Keogh plans           $250                   $100                   $100
Payroll Deduction
 Investment Programs
 for SARSEP*, SEP,
 SIMPLE IRA,
 403(b)(7) and
 certain other
 retirement plans      $25                     N/A                   $25



3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Nvest Funds at 800-225-5478. For more information on Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.


4.   Use the following sections as your guide for purchasing shares.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.


SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:



NVEST FUNDS PERSONAL ACCESS LINE(R)             NVEST FUNDS WEB SITE
800-225-5478, press 1                           WWW.NVESTFUNDS.COM

You have access to your  account 24 hours a day by calling Personal Access Line
(R) from a touch-tone telephone or by visiting us online.
Using these customer service options, you may:


o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o view your account balances, recent transactions, Fund prices and recent performance;
o    order duplicate account statements; and
o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Prospectus -- 9

FUND  SERVICES
--------------
BUYING  SHARES

OPENING  AN  ACCOUNT                               ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT  DEALER
o    Call   your    investment                  o    Call   your    investment
     dealer for information.                         dealer for information.
--------------------------------------------------------------------------------


BY MAIL
o    Make  out a check in U.S.                  o    Make  out a check in U.S.
     dollars      for      the                       dollars      for      the
     investment        amount,                       investment        amount,
     payable to "Nvest Funds."                       payable to "Nvest Funds."
     Third  party  checks  and                       Third  party  checks  and
     "starter" checks will not                       "starter" checks will not
     be accepted.                                    be accepted.

o    Mail the check  with your                  o    Fill  out the  detachable
     completed  application to                       investment  slip  from an
     Nvest  Funds,   P.O.  Box                       account statement.  If no
     8551,      Boston,     MA                       slip    is     available,
     02266-8551.                                     include  with the check a
                                                     letter   specifying   the
                                                     Fund name,  your class of
                                                     shares,    your   account
                                                     number and the registered
                                                     account name(s).  To make
                                                     investing   even  easier,
                                                     you   can   order    more
                                                     investment    slips    by
                                                     calling 800-225-5478.
--------------------------------------------------------------------------------

BY EXCHANGE
o    Obtain     a      current                  o    Call   your    investment
     prospectus  for the  Fund                       dealer or Nvest  Funds at
     into    which   you   are                       800-225-5478  to  request
     exchanging   by   calling                       an exchange.
     your investment dealer or
     Nvest       Funds      at                  o    See the section  entitled
     800-225-5478.                                   "Exchanging Shares".

o    Call   your    investment
     dealer or Nvest  Funds to
     request an exchange.

o    See the section  entitled
     "Exchanging Shares".
--------------------------------------------------------------------------------

BY WIRE
 o    Call   Nvest   Funds   at                 o    Instruct   your  bank  to
      800-225-5478 to obtain an                      transfer  funds  to State
      account  number  and wire                      Street   Bank   &   Trust
      transfer    instructions.                      Company,  ABA# 011000028,
      Your bank may  charge you                      DDA# 99011538.
      for such a transfer.
                                                o    Specify  the  Fund  name,
                                                     your   class  of  shares,
                                                     your  account  number and
                                                     the  registered   account
                                                     name(s).  Your  bank  may
                                                     charge  you  for  such  a
                                                     transfer.
--------------------------------------------------------------------------------
AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
o    Indicate      on     your                  o    Please  call Nvest  Funds
     application    that   you                       at  800-225-5478   for  a
     would  like to  begin  an                       Service  Options  Form. A
     automatic investment plan                       signature  guarantee  may
     through        Investment                       be  required  to add this
     Builder and the amount of                       privilege.
     your  monthly  investment
     ($100 minimum).                            o    See the section  entitled
                                                     "Additional      Investor
o    Send   a   check   marked                       Services."
     "Void" or a deposit  slip
     from  your  bank  account
     along      with      your
     application.

--------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE (ACH)
o    Ask your  bank or  credit                  o    Call   Nvest   Funds   at
     union  whether  it  is  a                       800-225-5478    to    add
     member of the ACH system.                       shares  to  your  account
                                                     through ACH.
o    Complete  the  "Telephone
     Withdrawal  and Exchange"                  o    If you have not signed up
     and  "Bank   Information"                       for   the   ACH   system,
     sections on your  account                       please  call Nvest  Funds
     application.                                    for  a  Service   Options
                                                     Form.     A     signature
o    Mail    your    completed                       guarantee may be required
     application    to   Nvest                       to add this privilege.
     Funds,   P.O.  Box  8551,
     Boston, MA 02266-8551.


10-PROSPECTUS

FUND SERVICES
-------------
SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."
--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER
          o    Call your investment dealer for information.
--------------------------------------------------------------------------------
BY MAIL
          o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."


          o    The request must be signed by all of the owners of the shares and
               must  include  the  capacity  in  which  they  are  signing,   if
               appropriate.

          o Mail your request by REGULAR mail to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by REGISTERED, EXPRESS OR CERTIFIED mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

          o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).


--------------------------------------------------------------------------------
BY EXCHANGE


          o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

          o    Call Nvest Funds or visit nvestfunds.com to request an exchange.


          o    See the section entitled "Exchanging Shares" for more details.
--------------------------------------------------------------------------------
BY WIRE
          o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.


          o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.


          o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.
--------------------------------------------------------------------------------
THROUGH  AUTOMATED  CLEARING HOUSE (ACH)
          o Ask your bank or credit union whether it is a member of the ACH system.

          o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.


          o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

          o    Call Nvest Funds to request a redemption through this system.


          o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.
--------------------------------------------------------------------------------
BY SYSTEMATIC  WITHDRAWAL  PLAN


          o    Please  refer  to  the  section  entitled   "Additional  Investor
               Services" or call Nvest Funds at 800-225-5478 or your financial representative for information.


          o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

--------------------------------------------------------------------------------
BY TELEPHONE
          o You may receive your proceeds by mail, by wire or through ACH (see above).


          o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.


--------------------------------------------------------------------------------

BY CHECK (FOR CLASS A ONLY)

          o Select the checkwriting option on your account application and complete the attached signature card.


          o To add this privilege to an existing account, call Nvest Funds at 800-225-5478 for a Service Options Form.


          o    Each check must be written for $250 or more.


          o You may not close your account by withdrawal check. Please call your financial representative or Nvest Funds to close an account.


Prospectus--  11

FUND SERVICES
-------------
SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

     o    your address of record has been changed within the past 30 days;

     o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or


     o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).


A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

     o    a financial representative or securities dealer;

     o    a federal savings bank, cooperative, or other type of bank;

     o    a savings and loan or other thrift institution;

     o    a credit union; or

     o    a securities exchange or clearing agency.


The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or Nvest Funds regarding requirements for other account types.


SELLER (ACCOUNT TYPE)                          REQUIREMENTS FOR WRITTEN REQUESTS


INDIVIDUAL,       JOINT,       SOLE        o    The request  must  include the
PROPRIETORSHIP,   UGMA/UTMA  (MINOR             signatures   of  all   persons
ACCOUNTS)                                       authorized to sign,  including
                                                title, if applicable.


                                           o    Signature    guarantee,     if
                                                applicable (see above).


CORPORATE OR ASSOCIATION ACCOUNTS          o    The request  must  include the
                                                signatures   of  all   persons
                                                authorized to sign,  including
                                                title.

OWNERS   OR   TRUSTEES   OF   TRUST        o    The request  must  include the
ACCOUNTS                                        signatures   of  all   persons
                                                authorized to sign,  including
                                                title.


                                           o    If the  names of the  trustees
                                                are  not   registered  on  the
                                                account, please provide a copy
                                                of    the    trust    document
                                                certified  within  the past 60
                                                days.

                                           o    Signature    guarantee,     if
                                                applicable (see above).


JOINT TENANCY WHOSE  CO-TENANTS ARE        o    The request  must  include the
DECEASED                                        signatures  of  all  surviving
                                                tenants of the account.


                                           o    Copy of the death certificate.

                                           o    Signature     guarantee     if
                                                proceeds  check is  issued  to
                                                other   than   the   surviving
                                                tenants.


POWER OF ATTORNEY (POA)                    o    The request  must  include the
                                                signatures        of       the
                                                attorney-in-fact,   indicating
                                                such title.


                                           o    A signature guarantee.

                                           o    Certified   copy  of  the  POA
                                                document  stating  it is still
                                                in  full  force  and   effect,
                                                specifying  the exact Fund and
                                                account number,  and certified
                                                within 30 days of  receipt  of
                                                instructions.*


QUALIFIED  RETIREMENT BENEFIT PLANS        o    The request  must  include the
(EXCEPT   NVEST   FUNDS   PROTOTYPE             signatures    of   all   those
DOCUMENTS)                                      authorized to sign,  including
                                                title.


                                           o    Signature    guarantee,     if
                                                applicable (see above).


EXECUTORS        OF        ESTATES,        o    The request  must  include the
ADMINISTRATORS,          GUARDIANS,             signatures    of   all   those
CONSERVATORS                                    authorized to sign,  including
                                                capacity.


                                           o    A signature guarantee.

                                           o    Certified    copy   of   court
                                                document  where signer derives
                                                authority,  e.g.:  Letters  of
                                                Administration,
                                                Conservatorship,       Letters
                                                Testamentary.*


INDIVIDUAL    RETIREMENT   ACCOUNTS        o    Additional  documentation  and
(IRAS)                                          distribution     forms     are
                                                required.

* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.



12   -- Prospectus

FUND SERVICES
-------------
EXCHANGING  SHARES


In general, you may exchange shares of your Fund for shares of the other Money Market Fund or a Nvest Fund subject to certain restrictions shown below. An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


EXCHANGE OPTIONS

CLASS A SHARES OF A MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A, B or C shares of a Money Market Fund without paying a sales charge or CDSC.


o Class A, B or C shares of a Nvest Fund plus the applicable sales charge or CDSC.


CLASS A SHARES OF A MONEY MARKET FUND PREVIOUSLY SUBJECT TO A SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of the other Money Market Fund without a sales charge or CDSC.


o Class A shares of a Nvest Fund without paying a sales charge or CDSC (unless you exchanged into a Money Market Fund from shares of the Nvest Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other Nvest Fund shares).


CLASS B SHARES OF A MONEY MARKET FUND MAY EXCHANGE INTO:

o Class B shares of the other Money Market Fund without paying a sales charge or CDSC.


o Class B shares of a Nvest Fund subject to its CDSC schedule.


CLASS C SHARES OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES MAY EXCHANGE INTO:


o    Class C shares of a Nvest Fund subject to its CDSC schedule.

If you exchange shares of a Nvest Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC for Class A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


Prospectus  --  13

FUND  SERVICES
--------------
RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes  restrictions  placed on selling shares of the Fund:

RESTRICTION  SITUATION


The  Fund  may   suspend  the  right  of    o    When   the  New   York   Stock
redemption or postpone  payment for more         Exchange (the  "Exchange")  is
than 7 days:                                     closed     (other    than    a
                                                  weekend/holiday)


                                            o    During an emergency

                                            o    Any other period  permitted by
                                                 the SEC

The Fund  reserves  the right to suspend    o    With  a  notice  of a  dispute
account  services or refuse  transaction         between registered owners
requests:
                                            o    With  suspicion/evidence  of a
                                                 fraudulent act


The Fund may pay the redemption price in    o    When it is detrimental for the
whole or part by a distribution  in kind         Fund to make cash  payments as
of readily marketable securities in lieu         determined    in   the    sole
of cash or may  take up to 7 days to pay         discretion  of the  adviser or
a  redemption  request in order to raise         subadviser
capital:

The   Fund   may   withhold   redemption    o    When   redemptions   are  made
proceeds  until the check or funds  have         within  10  calendar  days  of
cleared:                                         purchase  by  check  or ACH of
                                                 the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored.

The Fund recommends that certificates be sent by registered mail.

CERTIFICATES

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

14 --  Prospectus

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICE

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


NET      TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET =-------------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.


The net asset value of
Fund shares is determined according to this schedule:


o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).


o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.


* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.


Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

PROSPECTUS-15

FUND SERVICES
-------------
DIVIDENDS AND DISTRIBUTIONS


The Funds generally distribute most or all of their net investment income (other than long-term capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. If all of your shares of a Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:


o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus an applicable sales charge or CDSC) in shares of the same class of a Money Market Fund or Nvest Fund registered in your name. Class A shareholders may also have dividends and distributions automatically invested in Class C shares of a Nvest Fund. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Money Market Fund or in the same class of another Nvest Fund.


o    Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you as ordinary income (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below) or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. The Funds usually do not realize a substantial amount of long-term capital gains. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

Any gain resulting from the sale of Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund is treated as a sale, and any resulting gain will generally be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities for the Nvest Cash Management Trust - Money Market Series may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state or local taxes that may apply to the distributions you receive.


SPECIAL TAX  CONSIDERATIONS  FOR TAX EXEMPT MONEY MARKET TRUST


Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive Social Security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, if the Fund invests in "private activity" municipal securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax.


The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.

16  --  Prospectus

FUND  SERVICES
--------------
ADDITIONAL INVESTOR SERVICES


RETIREMENT  PLANS
Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into a Nvest Fund or a Money Market Fund, please read its prospectus carefully.

AUTOMATIC  EXCHANGE PLAN
Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another Nvest Funds or a Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.


SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."


NVEST FUNDS PERSONAL ACCESS LINE(R)
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about current yields, your current account balances, recent transactions, Fund prices and recent performance. You may also use Personal Access line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NVEST FUNDS WEB SITE
Visit us at WWW.NVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

ELECTRONIC  MAIL DELIVERY
This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.nvestfunds.com.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.


Prospectus--  17

FUND PERFORMANCE
----------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter ther period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, is included in the SAI, which is available without charge upon request.

NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

                                                                         CLASS A, B, C
                                                                      YEAR ENDED JUNE 30,

                                                   1996             1997          1998(a)          1999           2000
Net Asset Value, Beginning of the Year          $  1.0000       $  1.0000       $ 1.0000        $  1.0000       $  1.000
                                                ---------       ---------       --------        ---------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                              0.0482          0.0467         0.0488           0.0445        0. 0498
Net Realized and Unrealized Gain
  on Investments                                   0.0002          0.0000         0.0000           0.0000         0.0000
                                                   ------          ------         ------           ------         ------
Total From Investment Operations                   0.0484          0.0467         0.0488           0.0445         0.0498
                                                   ------          ------         ------           ------         ------
LESS DISTRIBUTIONS
Dividends From Net Investment Income            (0.0484)(b)       (0.0465)(b)    (0.0488)(b)      (0.0445)(b)    (0.0498(b)
Dividends From Net Realized Capital Gains          0.0000         (0.0002)        0.0000           0.0000         0.0000
                                                   ------         -------         ------           ------         ------
Total Distributions                               (0.0484)        (0.0467)       (0.0488)         (0.0445)       (0.0498)
                                                  -------         -------        -------          -------        -------
Net Asset Value, End of the Year                  $1.0000         $1.0000        $1.0000          $1.0000        $1.0000
                                                  =======         =======        =======          =======        =======
TOTAL RETURN (%)                                      5.0             4.8            5.0              4.6            5.1
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets (%)                          0.90            0.88           0.84             0.84           0.84
Ratio of Net Investment Income
  to Average Net Assets (%)                          4.85            4.66           4.88             4.46           4.96
Net Assets, End of Year (000,000)                   $ 664          $  699         $  607           $  665         $  604

(a)  Class C shares commenced operations March 1, 1998.
(b)  Including net realized gain (loss) on investments.


18 -- Prospectus

FUND PERFORMANCE
----------------


NVEST TAX EXEMPT MONEY MARKET TRUST


                                                                               CLASS A AND B
                                                                           YEAR  ENDED  JUNE  30,

                                                    1996             1997           1998            1999            2000
Net Asset Value, Beginning of the Year           $  1.0000       $  1.0000       $  1.0000       $  1.0000       $  1.0000
                                                 ---------       ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.0327          0.0314          0.0323          0.0276          0.0309
Net Realized and Unrealized Gain
  on Investments                                    0.0000          0.0001          0.0000          0.0000          0.0000
                                                    ------          ------          ------          ------          ------
Total From Investment Operations                    0.0327          0.0315          0.0323          0.0276          0.0309
                                                    ------          ------          ------          ------          ------
Less Distributions
Dividends From Net Investment Income               (0.0327)        (0.0315)(a)     (0.0323)        (0.0276)        (0.0309)(a)
                                                   -------         -------         -------         -------         -------
Total Distributions                                (0.0327)        (0.0315)        (0.0323)        (0.0276)        (0.0309)
                                                   -------         -------         -------         -------         -------
Net Asset Value, End of the Year                   $1.0000         $1.0000         $1.0000         $1.0000          $1.0000
                                                   =======         =======         =======         =======          =======
Total Return (%)                                       3.3             3.2             3.3             2.8              3.1
Ratios/Supplemental Data
Ratio of Operating Expenses
  to Average Net Assets (%)                           0.90            0.85            0.85            0.80             0.79
Ratio of Operating Expenses
  to Average Net Assets After
    Expense Reductions (%)(b)                         0.56            0.56            0.60            0.65             0.65
Ratio of Net Investment Income
  to Average Net Assets (%)                           3.29            3.17            3.23            2.76             3.10
Net Assets, End of Year (000,000)       $   65  $  68   $   74  $   85  $   72

(a)  Including net realized gain (loss) on investments.
(b)  After giving effect to the expense limitation and fee waiver.


Prospectus  --  19

GLOSSARY  OF  TERMS

BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.


DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.


REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.


YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.


YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

20-- Prospectus

                                    Notes -

Prospectus  -- 21

IF YOU WOULD LIKE MORE  INFORMATION
ABOUT  THE  FUND,   THE   FOLLOWING
DOCUMENTS ARE  AVAILABLE  FREE UPON
REQUEST:


ANNUAL  AND  SEMIANNUAL  REPORTS --
Provide   additional    information
about the Fund's investments.  Each
report includes a discussion of the
market  conditions  and  investment
strategies    that    significantly
affected  the  Fund's   performance
during  its last  fiscal  year.  To
reduce costs,  we mail one copy per
household.  For  more  copies  call
Nvest  Funds  Distributor,  L.P. at
the number below.

STATEMENT OF ADDITIONAL INFORMATION          NVEST FUNDS
(SAI)  --  Provides  more  detailed          MONEY MARKET FUNDS
information  about the Fund and its          Nvest Cash  Management Trust -
investment      limitations     and          Money Market Series
policies,  has been  filed with the
Securities and Exchange  Commission          Nvest Tax Exempt Money Market Trust
("SEC")  and is  incorporated  into
this Prospectus by reference.


TO ORDER A FREE COPY OF THE  FUND'S
ANNUAL OR SEMIANNUAL  REPORT OR ITS
SAI,    CONTACT   YOUR    FINANCIAL
REPRESENTATIVE, OR THE FUNDS AT:


Nvest Funds Distributor, L.P.
    399 Boylston Street
Boston, Massachusetts 02116
  Telephone: 800-225-5478
Internet: www.nvestfunds.com

Your  financial  representative  or
Nvest  Funds  will also be happy to
answer your questions or to provide
any additional information that you
may require.

You can review  the Fund's  reports
and  SAI  at the  Public  Reference
Room of the SEC in Washington, D.C.
Text-only copies are available free
from the  Commission's Web site at:
www.sec.gov.

Copies  of these  publications  are
also   available   for  a  fee  and
information on the operation of the
Public   Reference   Room   may  be
obtained by  electronic  request at
the   following   e-mail   address:
publicinfo@sec.gov,  or by  writing
or  calling  the  Public  Reference
Room of the SEC,  Washington,  D.C.
20549-0102
Telephone: 1-202-942-8090

Nvest Funds Distributor,  L.P., and
other firms selling shares of Nvest
Funds are  members of the  National
Association of Securities  Dealers,
Inc.   (NASD).   As  a  service  to
investors,  the NASD has asked that
we inform  you of the  availability
of  a   brochure   on  its   Public
Disclosure  Program.   The  program
provides   access  to   information
about  securities  firms  and their
representatives.    Investors   may
obtain  a copy  by  contacting  the
NASD at 800-289-9999 or by visiting
their Web site at www.NASDR.com.


                                      (Investment Company Act File No. 811-2819)
                                      (Investment Company Act File No. 811-3658)
                                                       XM51-0900

[NVEST LOGO GOES HERE]


NVEST
CASH MANAGEMENT TRUST--
 MONEY MARKET SERIES
   CLASS  Y  SHARES

BACK BAY ADVISORS, L.P.
PROSPECTUS
September 1, 2000

WHAT'S INSIDE
Goals, Strategies & Risks
Page     2
--------------------------
Fund Fees & Expenses
Page     4
--------------------------
Management Team
Page     6
--------------------------
Fund Services
Page     7
--------------------------
Fund Performance
Page    14
--------------------------


The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Nvest Funds.

NVEST FUNDS
399 Boylston Street, Boston, Massachusetts 02116
800-225-5478
www.nvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
Nvest Cash Management Trust - Money Market Series ...... 2


FUND FEES & EXPENSES
Fund Fees & Expenses ................................... 4

MORE ABOUT RISK
More About Risk ........................................ 5

MANAGEMENT TEAM
Meet the Fund's Investment Adviser and Subadviser ...... 6

FUND SERVICES
It's Easy to Open an Account ........................... 7
Buying Shares .......................................... 8
Selling Shares ......................................... 9
Selling Shares in Writing ..............................10
Exchanging Shares ......................................11
Restrictions on Buying, Selling and Exchanging Shares ..11
How Fund Shares Are Priced .............................12
Dividends and Distributions ............................13
Tax Consequences .......................................13


FUND PERFORMANCE
Nvest Cash Management Trust - Money Market Series ......14


GLOSSARY OF TERMS
Glossary of Terms ......................................15

If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

GOALS, STRATEGIES & RISKS
-------------------------
NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES

ADVISER:        Nvest Funds Management, L.P. ("Nvest Management")
SUBADVISER:     Back Bay Advisors, L.P. ("Back Bay Advisors")


                                                          FUND FOCUS
                                              -------------------------------
                                              STABILITY  |  INCOME  |  GROWTH
                                      HIGH         X     |          |
                                              --------------------------------
                                      MOD.               |          |
                                              --------------------------------
                                      LOW                |     X    |    X


TICKER SYMBOL: CLASS Y
               -------
               NEYXX

INVESTMENT GOAL

The Fund seeks maximum current income consistent with preservation of capital and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:


o    Certificates of deposit
o    Bankers' acceptances or bank notes
o    Securities issued or guaranteed by the U.S. government
o    Commercial paper
o    Repurchase agreements
o    Other corporate debt obligations
o    Cash

Back  Bay  Advisors  will  manage  the  Fund's   portfolio  in  compliance  with
industry-standard requirements for money market funds. These requirements include:

o CREDIT QUALITY - The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.


o MATURITY - Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.


o DIVERSIFICATION - The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.


PRINCIPAL INVESTMENT RISKS OF MONEY MARKET SECURITIES

CREDIT AND INTEREST RATE RISK. Subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK. Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

NOT INSURED. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

GOALS, STRATEGIES & RISKS
-------------------------
EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class Y shares for each calendar year since it offered Class Y shares.+

[BAR CHART APPEARS HERE]

TOTAL RETURN
------------
1999   4.40%

o    Highest Quarterly Return: Second Quarter 1999, up 1.24%
o    Lowest Quarterly Return: First Quarter 1999, up 0.97%
+    The Fund's total return year-to-date as of June 30, 2000 was 2.65%.

The table below shows the Fund's average annual total returns for the one-year and since-inception periods.

AVERAGE ANNUAL TOTAL RETURNS                                            SINCE
(FOR THE PERIODS ENDED JUNE 30, 2000)                  PAST 1 YEAR     INCEPTION
--------------------------------------------------------------------------------
Nvest Cash Management Trust - Money Market Series:
Class Y (Inception 2/27/98)                               5.00%          4.80%

For actual past expenses of Class Y shares, see the section entitled "Fund Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.

FUND FEES & EXPENSES


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)

                                                        CASH MANAGEMENT TRUST --
                                                           MONEY MARKET SERIES
                                                               CLASS Y
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                None
Maximum deferred sales charge (load)                            None*
Redemption fees                                                 None**



* Class Y shares are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another Nvest Fund. See the section entitled "Exchanging Shares."


** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)


                                           CASH MANAGEMENT TRUST --
                                             MONEY MARKET SERIES
                                                  CLASS Y
--------------------------------------------------------------------------------
Management fees                                    0.42%
Distribution and/or service fees                   0.25%
Other expenses                                     0.20%+
Total annual fund operating  expenses              0.87%*


+    Includes a sub-transfer agent fee of 0.10% of average daily net assets.

* Certain investors may purchase Class Y shares through Wrap Fee Programs of certain broker-dealers. Participants in Wrap Fee Programs should contact their broker-dealer for information about any fees associated with their Wrap Fee Program, which are in addition to Fund operating expenses.


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;
o    Your investment has a 5% return each year; and
o    The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                            CASH MANAGEMENT TRUST--
                               MONEY MARKET SERIES
                                   CLASS Y
--------------------------------------------------------------------------------
        1 year                   $       89
        3 years                  $      278
        5 years                  $      482
        10 years                 $    1,073

MORE ABOUT  RISK


The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.


MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in an issuer's financial condition as well as overall market and economic conditions.


MANAGEMENT RISK The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in a security's value.

FOREIGN RISK A foreign security may be affected by limited liquidity and higher volatility than securities held by a U.S. bank. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.


LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund.


VALUATION RISK The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK The risk of losses directly attributable to government or political actions.

MANAGEMENT TEAM
---------------
MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISER

The Nvest Funds family includes 25 mutual funds with a total of over $8 billion in assets under management as of June 30, 2000. Nvest Funds are distributed through Nvest Funds Distributor, L.P. (the "Distributor"). This Prospectus covers Nvest Cash Management Trust - Money Market Series (the "Fund" and together with Nvest Tax Exempt Money Market Trust the"Money Market Funds"). Nvest Stock Funds, Nvest Bond Funds, Nvest Star Funds, Kobrick Funds and Nvest State Tax-Free Funds constitute the "Nvest Funds."

NVEST FUNDS MANAGEMENT, L.P.
Nvest Management, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Nvest Management is a subsidiary of CDC Asset Management - North America (formerly Nvest Companies, L.P.), which is a subsidiary of CDC Asset management. CDC Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2000, CDC Asset Management - North America had more than $130 billion in assets under management. Nvest Management oversees, evaluates and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Back Bay Advisors makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the year ended June 30, 2000, as a percentage of the Fund's average daily net assets, was 0.42%.

SUBADVISER
BACK BAY ADVISORS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser for the Fund. Back Bay Advisors is a subsidiary of CDC Asset Management - North America. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $4.9 billion in assets as of June 30, 2000 for mutual funds and other institutional investors.

SUBADVISORY AGREEMENTS
The Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits Nvest Management to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC Asset Management
- North America, Nvest Management, or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Fund's Board of Trustees.

FUND SERVICES
-------------
IT'S EASY TO OPEN AN ACCOUNT



TO OPEN AN ACCOUNT WITH NVEST FUNDS:


1.   Read this Prospectus carefully.


2. Read the following eligibility and minimum investment requirements to determine who may purchase Class Y shares: Class Y shares of the Fund may be purchased by the following entities at the following investment minimums:


A minimum initial investment is $1 million and $10,000 is the minimum subsequent investment for:

     o Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

     o RETIREMENT PLANS (401(a), 401(k), 457 or 403(b) plans) that have total investment assets of at least $10 million. Plan sponsor accounts can be aggregated to meet this minimum.

     o INSURANCE COMPANY ACCOUNTS of New England Financial, Metropolitan Life Insurance Company ("MetLife") or their affiliates.

     o    SEPARATE  ACCOUNTS  of  New  England   Financial,   MetLife  or  their
          affiliates.


     o WRAP FEE PROGRAMS of certain broker-dealers not being paid by the Fund, Nvest Management or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions. If the participant who purchased Class Y shares through a wrap fee program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same dollar value of the shares converted.

     o    CERTAIN  INDIVIDUAL   RETIREMENT  ACCOUNTS  if  the  amounts  invested
          represent rollover distributions from investments by any of the Retirement Plans set forth above.

     o    DEFERRED  COMPENSATION  PLAN  ACCOUNTS of New England  Life  Insurance
          Company   ("NELICO"),   MetLife   or   their   affiliates   ("Deferred
          Compensation Accounts").


     o SERVICE ACCOUNTS through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund. An annual fee of up to 0.25% of the Fund's Class Y average daily net assets is charged to shareholders purchasing through a service account if they effect transactions through such parties, including New England Securities Corporation, and should contact such parties regarding information regarding such fees.


3. You should contact Nvest Funds at 800-225-5478 for an application or if you have any questions about purchasing fund shares.

4. Use the sections of this prospectus that follows as your guide for purchasing shares.


CERTIFICATES
You will not receive certificates  representing Class Y Shares.


NVEST FUNDS WEB SITE
You may have access to your account 24 hours a day by visiting us online at WWW.NVESTFUNDS.COM

FUND  SERVICES
--------------
BUYING  SHARES


OPENING  AN  ACCOUNT                               ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT  DEALER

o    Call   your    investment                  o    Call   your    investment
     dealer for information.                         dealer for information.

--------------------------------------------------------------------------------

BY MAIL


o    Make  out a check in U.S.                  o    Make  out a check in U.S.
     dollars      for      the                       dollars      for      the
     investment        amount,                       investment        amount,
     payable to "Nvest Funds."                       payable to "Nvest Funds."
     Third  party  checks  and                       Third  party  checks  and
     "starter" checks will not                       "starter" checks will not
     be accepted.                                    be accepted.

o    Mail the check  with your                  o    Fill  out the  detachable
     completed  application to                       investment  slip  from an
     Nvest  Funds,   P.O.  Box                       account statement.  If no
     8551,      Boston,     MA                       slip    is     available,
     02266-8551.                                     include  with the check a
                                                     letter   specifying   the
                                                     Fund name,  your class of
                                                     shares,    your   account
                                                     number and the registered
                                                     account name(s).  To make
                                                     investing   even  easier,
                                                     you   can   order    more
                                                     investment    slips    by
                                                     calling 800-225-5478.

--------------------------------------------------------------------------------
BY EXCHANGE


o    Obtain     a      current                  o    Call   your    investment
     prospectus  for the  Fund                       dealer or Nvest  Funds at
     into    which   you   are                       800-225-5478  to  request
     exchanging   by   calling                       an exchange.
     your investment dealer or
     Nvest       Funds      at                  o    See the section  entitled
     800-225-5478.                                   "Exchanging Shares".


o    Call   your    investment
     dealer or Nvest  Funds to
     request an exchange.


o    See the section  entitled
     "Exchanging Shares".


--------------------------------------------------------------------------------
BY WIRE

 o    Call   Nvest   Funds   at                 o    Instruct   your  bank  to
      800-225-5478 to obtain an                      transfer  funds  to State
      account  number  and wire                      Street   Bank   &   Trust
      transfer    instructions.                      Company,  ABA# 011000028,
      Your bank may  charge you                      DDA# 99011538.
      for such a transfer.
                                                o    Specify  the  Fund  name,
                                                     your   class  of  shares,
                                                     your  account  number and
                                                     the  registered   account
                                                     name(s).  Your  bank  may
                                                     charge  you  for  such  a
                                                     transfer.
--------------------------------------------------------------------------------
THROUGH AUTOMATED CLEARING HOUSE (ACH)

o    Ask your  bank or  credit                  o    Call   Nvest   Funds   at
     union  whether  it  is  a                       800-225-5478    to    add
     member of the ACH system.                       shares  to  your  account
                                                     through ACH.
o    Complete  the  "Telephone
     Withdrawal  and Exchange"                  o    If you have not signed up
     and  "Bank   Information"                       for   the   ACH   system,
     sections on your  account                       please  call Nvest  Funds
     application.                                    for  a  Service   Options
                                                     Form.     A     signature
o    Mail    your    completed                       guarantee may be required
     application    to   Nvest                       to add this privilege.
     Funds,   P.O.  Box  8551,
     Boston, MA 02266-8551.

FUND SERVICES
-------------
SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

--------------------------------------------------------------------------------
THROUGH YOUR INVESTMENT DEALER

          o    Call your investment dealer for information.

--------------------------------------------------------------------------------
BY MAIL

          o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."


          o    The request must be signed by all of the owners of the shares and
               must  include  the  capacity  in  which  they  are  signing,   if
               appropriate.

          o Mail your request by REGULAR mail to Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by REGISTERED, EXPRESS OR CERTIFIED mail to Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

          o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).


--------------------------------------------------------------------------------
BY EXCHANGE


          o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or Nvest Funds at 800-225-5478.

          o    Call Nvest Funds or visit nvestfunds.com to request an exchange.

          o    See the section entitled "Exchanging Shares" for more details.

--------------------------------------------------------------------------------
BY WIRE

          o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.


          o Call Nvest Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.


          o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

--------------------------------------------------------------------------------
THROUGH  AUTOMATED  CLEARING HOUSE (ACH)

          o Ask your bank or credit union whether it is a member of the ACH system.

          o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.


          o If you have not signed up for the ACH system on your application, please call Nvest Funds at 800-225-5478 for a Service Options Form.

          o    Call Nvest Funds to request a redemption through this system.

          o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

--------------------------------------------------------------------------------
BY TELEPHONE

          o You may receive your proceeds by mail, by wire or through ACH (see above).


          o Call Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

FUND SERVICES
-------------
SELLING SHARES IN WRITING


If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.


A signature guarantee protects you against fraudulent orders and is necessary if:

     o    your address of record has been changed within the past 30 days;

     o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or


     o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).


A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

     o    a financial representative or securities dealer;

     o    a federal savings bank, cooperative, or other type of bank;

     o    a savings and loan or other thrift institution;

     o    a credit union; or

     o    a securities exchange or clearing agency.

FUND SERVICES
-------------
EXCHANGING  SHARES


In general, you may exchange Class Y shares of the Fund that have not previously been subject to a sales charge or CDSC for shares of any class of a Nvest Fund plus the applicable sales charge or CDSC (see the sections entitled "Buying Shares" and "Selling Shares"). For your Class Y shares of the Fund that have previously been subject to a sales charge or CDSC, you may exchange those shares for Class A shares of a Nvest Fund without paying a sales charge or CDSC (unless you exchanged into the Fund from shares of the Nvest Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other Nvest Fund shares). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS

Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Fund and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS

The table below describes  restrictions  placed on selling shares of the Fund:


RESTRICTION                                 SITUATION
--------------------------------------------------------------------------------
The  Fund  may   suspend  the  right  of    o    When   the  New   York   Stock
redemption or postpone  payment for more         Exchange (the  "Exchange")  is
than 7 days:                                     closed     (other    than    a
                                                 weekend/holiday)


                                            o    During an emergency

                                            o    Any other period  permitted by
                                                 the SEC

The Fund  reserves  the right to suspend    o    With  a  notice  of a  dispute
account  services or refuse  transaction         between registered owners
requests:
                                            o    With  suspicion/evidence  of a
                                                 fraudulent act


The Fund may pay the redemption price in    o    When it is detrimental for the
whole or part by a distribution  in kind         Fund to make cash  payments as
of readily marketable securities in lieu         determined    in   the    sole
of cash or may  take up to 7 days to pay         discretion  of the  adviser or
a  redemption  request in order to raise         subadviser
capital:

The   Fund   may   withhold   redemption    o    When   redemptions   are  made
proceeds  until the check or funds  have         within  10  calendar  days  of
cleared:                                         purchase  by  check  or ACH of
                                                 the shares being redeemed

Telephone redemptions are not accepted for tax-qualified retirement accounts.

FUND SERVICES
-------------
HOW FUND SHARES ARE PRICE

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


NET      TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
ASSET =-------------------------------------------------------------------------
VALUE                         NUMBER OF OUTSTANDING SHARES


Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The net asset value of
Fund shares is determined according to this schedule:


o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).


o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.


* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.


Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

FUND SERVICES
-------------
DIVIDENDS AND  DISTRIBUTIONS


The Fund generally distributes most or all of its net investment income (other than long-term capital gains) in the form of dividends. The Fund declares dividends daily and pays them monthly. The Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. If all of your shares of the Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. The Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.


Depending on your investment goals and priorities, you may choose to:


o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or in the same class of a Nvest Fund.

o    Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


TAX CONSEQUENCES

The Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you as ordinary income or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. The Fund usually does not realize a substantial amount of long-term capital gains. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


Any gain resulting from the sale of Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another Nvest Fund is treated as a sale, and any resulting gain will generally be subject to federal income tax. If you purchase shares of the Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities for the Fund may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state or local taxes that may apply to the distributions you receive.

FUND PERFORMANCE
----------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, are included in the SAI, which is available without charge upon request.

NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES



                                                           CLASS Y
                                         FEBRUARY 27(A)     YEAR ENDED      YEAR ENDED
                                        THROUGH  JUNE 30,     JUNE 30,        JUNE 30,
                                              1998              1999            2000
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Year      $1.0000           $1.0000         $1.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.0169            0.0448          0.0489
                                            -------           -------         -------
Total From Investment Operations             0.0169            0.0448          0.0489
                                            -------           -------         -------
LESS DISTRIBUTIONS
Dividends From Net Investment Income        (0.0169)(b)       (0.0448)(b)     (0.0489)(b)
                                            -------           -------         -------
Total Distributions                         (0.0169)          (0.0448)        (0.0489)
                                            -------           -------         -------
Net Asset Value, End of the Year            $1.0000           $1.0000         $1.0000
                                            =======           =======         =======

TOTAL RETURN (%)                                1.7               4.6             5.0
Ratios/Supplemental Data
Ratio of Operating Expenses
  to Average Net Assets (%)                   0.74(c)            0.82            0.87
Ratio of Net Investment Income
  to Average Net Assets (%)                   4.98(c)            4.44            4.94
Net Assets, End of Year (000,000)             $  104           $  147          $  168

(a)  Commencement of Operations.
(b)  Including net realized gain (loss) on investments.
(c)  Computed on an annualized basis.


GLOSSARY  OF  TERMS

BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.


CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.


DISCOUNTED PRICE -- The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.


DURATION -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

INCOME DISTRIBUTIONS -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.


INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.


NET ASSET VALUE (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.


REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.


YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.


YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

IF YOU WOULD LIKE MORE  INFORMATION
ABOUT  THE  FUND,   THE   FOLLOWING
DOCUMENTS ARE  AVAILABLE  FREE UPON
REQUEST:


ANNUAL  AND  SEMIANNUAL  REPORTS --
Provide   additional    information
about the Fund's investments.  Each
report includes a discussion of the
market  conditions  and  investment
strategies    that    significantly
affected  the  Fund's   performance
during  its last  fiscal  year.  To
reduce costs,  we mail one copy per
household.  For  more  copies  call
Nvest  Funds  Distributor,  L.P. at
the number below.

STATEMENT OF ADDITIONAL INFORMATION
(SAI)  --  Provides  more  detailed
information  about the Fund and its
investment      limitations     and
policies,  has been  filed with the
Securities and Exchange  Commission
("SEC")  and is  incorporated  into
this Prospectus by reference.


TO ORDER A FREE COPY OF THE  FUND'S
ANNUAL OR SEMIANNUAL  REPORT OR ITS
SAI,    CONTACT   YOUR    FINANCIAL
REPRESENTATIVE, OR THE FUNDS AT:


Nvest Funds Distributor, L.P.
    399 Boylston Street
Boston, Massachusetts 02116
  Telephone: 800-225-5478
Internet: www.nvestfunds.com

Your  financial  representative  or
Nvest  Funds  will also be happy to
answer your questions or to provide
any additional information that you
may require.

You can review  the Fund's  reports             CLASS Y SHARES OF:
and  SAI  at the  Public  Reference             NVEST CASH MANAGEMENT TRUST -
Room of the SEC in Washington, D.C.             MONEY MARKET SERIES
Text-only copies are available free
from the  Commission's Web site at:
www.sec.gov.


Copies  of these  publications  are
also   available   for  a  fee  and
information on the operation of the
Public   Reference   Room   may  be
obtained by  electronic  request at
the   following   e-mail   address:
publicinfo@sec.gov,  or by  writing
or  calling  the  Public  Reference
Room of the SEC,  Washington,  D.C.
20549-0102
Telephone: 1-202-942-8090

Nvest Funds Distributor,  L.P., and
other firms selling shares of Nvest
Funds are  members of the  National
Association of Securities  Dealers,
Inc.   (NASD).   As  a  service  to
investors,  the NASD has asked that
we inform  you of the  availability
of  a   brochure   on  its   Public
Disclosure  Program.   The  program
provides   access  to   information
about  securities  firms  and their
representatives.    Investors   may
obtain  a copy  by  contacting  the
NASD at 800-289-9999 or by visiting
their Web site at www.NASDR.com.


                                      (Investment Company Act File No. 811-2819)
                                                     YM51 - 0999

NVEST MONEY MARKET FUNDS

NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
NVEST TAX EXEMPT MONEY MARKET TRUST


STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 1, 2000

This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the prospectus of Nvest Cash Management Trust - Money Market Series and Nvest Tax Exempt Money Market Trust (the "Trusts" and each a "Trust") for Class A, B and C shares dated September 1, 2000 and the Nvest Cash Management Trust - Money Market Series Class Y shares prospectus dated September 1, 2000, (collectively, the "Prospectuses"), and should be read in conjunction therewith. A copy of each Prospectus may be obtained from Nvest Funds
Distributor, L.P. (the "Distributor"), 399 Boylston Street, Boston, Massachusetts 02116.


The Trusts' financial statements and accompanying notes are incorporated by reference into this Statement. Each Trust's annual and semiannual report contains additional performance information and is available upon request and without charge by calling 800-225-5478.

                          TABLE  OF  CONTENTS
                                                                            Page

   Investment Objectives and Policies                                          2
   Investment Restrictions                                                     5
   Management of the Funds                                                     8
   Investment Advisory, Subadvisory, Distribution and Other Services          11
   Portfolio Transactions                                                     15
   Performance                                                                15
   Description of the Funds and Ownership of Shares                           16
   How to Buy Shares                                                          19
   Shareholder Services                                                       20
            Open Accounts                                                     20
            Automatic Investment Plans                                        20
            Retirement Plans Offering Tax Benefits                            20
            Systematic Withdrawal Plans                                       21
            Dividend Diversification Program                                  21
            Exchange Privilege                                                22
            Automatic Exchange Plan                                           22
            Self-Servicing Your Account                                       24
   Redemptions                                                                26
   Net Income, Dividends and Valuation                                        28
   Tax-Free Investing                                                         30
   Taxes                                                                      30
   Financial Statements                                                       32
   Appendix A - Description of Certain Nvest Cash Management
        Trust - Money Market Series Investments                              A-1
   Appendix B - Description of Certain Nvest Tax Exempt
        Money Market Trust Investments                                       B-1
   Appendix C - Ratings of Corporate and Municipal Bonds,
        Commercial Paper and Short-Term Tax Exempt                           C-1
   Appendix D - Media That May Contain Fund Information                      D-1
   Appendix E - Advertising and Promotional Literature                       E-1

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

GENERAL


     The investment objectives and policies of Nvest Cash Management Trust - Money Market Series and Nvest Tax Exempt Money Market Trust (together, the "Money Market Funds," or the "Funds," and each a "Fund") are summarized in the Prospectus under "Goals, Strategies & Risks."


     The investment policies and types of permitted investments of each Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of each Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of that Fund.


     The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectuses and this Statement each refer to approval by (A) 67% or more of the voting shares of the applicable Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of such Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting shares of such Fund, whichever is less.


CASH MANAGEMENT TRUST - MONEY MARKET SERIES


     The Fund will invest only in securities which the Fund's subadviser, Back Bay Advisors(R), L.P. ("Back Bay Advisors"), acting under guidelines established by the Nvest Cash Management Trust's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendices A and C to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

     The Fund's investments may include certificates of deposit, bankers' acceptances and other U.S. dollar-denominated obligations of banks whose net assets exceed $100 million. These obligations may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Back Bay Advisors believes the risks are minimal.

     The Fund may also invest in U.S. Government Securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

     All of the Fund's investments at the time of purchase (other than U.S. Government Securities and repurchase agreements relating thereto) will be rated in the highest rating category by a major credit agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by the Nvest Cash Management Trust's Board of Trustees.


     Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund also seeks to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio composition of the Fund. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of securities of the type in which it invests. See "Portfolio Transactions" and "Investment Restrictions."

TAX EXEMPT MONEY MARKET TRUST


     As described in the Prospectus, the Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of high quality, short-term fixed, variable and floating rate debt securities the interest on which is, in the opinion of bond counsel for the issuers of the securities at the time of their issuance, exempt from federal income taxation ("Municipal Securities"). Municipal Securities are generally obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by or on behalf of multi-state agencies or authorities. The Fund will only invest in Municipal Securities which are (i) short-term notes rated MIG-2 or better by Moody's or SP-2 or better by S&P; (ii) municipal bonds rated Aa or better by Moody's or AA or better by S&P with a remaining maturity of 397 days or less whose issuer has comparable short-term obligations that are rated in the top rating category by Moody's or S&P; and (iii) other types of Municipal Securities, including commercial paper, rated P-2 by Moody's or A-2 by S&P or unrated Municipal Securities determined to be of comparable quality by the Fund's subadviser under guidelines approved by the Nvest Tax Exempt Money Market Trust's Board of Trustees, subject to any limitations imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). For a more complete description of various types of Municipal Securities and the meanings of the ratings assigned to them by Moody's and S&P, see Appendices B and C to this Statement. The Fund expects that at least 95% of all dividends paid by the Fund in any given year will be exempt from federal income tax. See "Taxes."

     As indicated in the Prospectus, the Fund may elect on a temporary basis to hold cash or to invest in obligations other than Municipal Securities when such action is deemed advisable by Back Bay Advisors. For example, the Fund might hold cash or make such temporary investments: (i) due to market conditions; (ii) in the event of the scarcity of suitable Municipal Securities; (iii) pending investment of proceeds from subscriptions for Fund shares or from the sale of portfolio securities; or (iv) in anticipation of redemptions. The Fund will limit its investments in obligations other than Municipal Securities to "money market securities" such as (i) U.S. Government Securities, (ii) high quality short-term domestic certificates of deposit, commercial paper and domestic bankers' acceptances and other high quality money market instruments, or (iii) repurchase agreements with brokers, dealers and banks relating to Municipal or U.S. Government Securities. The interest earned on money market securities is not exempt from federal income tax and will generally be taxable to shareholders as ordinary income. The ability of the Fund to invest in such taxable money market securities is limited by a requirement of the Internal Revenue Code (the "Code") that at least 50% of the Fund's total assets be invested in Municipal Securities at the end of each quarter of the Fund's fiscal year (see "Taxes") and by a fundamental policy of the Fund which requires that during periods of normal market conditions the Fund will not purchase any security if, as a result, less than 80% of the Fund's net assets would then be invested in Municipal Securities.


     As described in the Prospectus, the Fund may invest in variable or floating rate Municipal Securities. These obligations pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations will be subject to prepayment without penalty, at the option of either the Fund or the issuer, and may be backed by letters of credit or similar arrangements where necessary to ensure that the obligations are of appropriate investment quality. Back Bay Advisors intends to evaluate the credit of the issuers of these obligations and the providers of credit support no less frequently than quarterly.

     The price stability and liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market securities, because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market and because the average portfolio maturity of a money market fund will generally be shorter than the average portfolio maturity of a tax exempt money fund such as the Fund. Adverse economic, business or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner. The issuer of a Municipal Security may make payments from money raised through a variety of sources, such as (i) the issuer's general taxing power; (ii) a specific type of tax such as a property tax; or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

When-Issued Securities
----------------------

     The Tax Exempt Money Market Trust may purchase Municipal Securities on a when-issued basis, which means that delivery and payment for the securities normally occur between 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Pending delivery of securities purchased on a when-issued basis, the amount of the purchase price will be held in liquid assets such as cash or high quality debt obligations. Such obligations and cash will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's when-issued commitments. By committing itself to purchase Municipal Securities on a when-issued basis, the Fund subjects itself to market and credit risks on such commitments as well as such risks otherwise applicable to its portfolio securities. Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Net Income, Dividends and Valuation.") The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Such sales may result in capital gains that are not exempt from federal income taxes. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued securities (which may have a value greater or less than the Fund's payment obligation).

Purchase of Securities with Rights to Put Securities to Seller
--------------------------------------------------------------


     The Tax Exempt Money Market Trust has authority to purchase securities, including Municipal Securities, at a price which would result in a yield-to-maturity ratio lower than that generally offered by the seller at the time of purchase if the Fund simultaneously acquires the right to sell the securities back to the seller at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit the Fund to meet redemptions while remaining as fully invested as possible in Municipal Securities. The Fund will acquire puts only from recognized securities dealers.

     For the purposes of asset valuation, the Fund will not ascribe any value to puts. The Fund will rarely pay specific consideration for them (although typically the yield on a security that is subject to a put will be lower than for an otherwise comparable security that is not subject to a put). In no event will the specific consideration paid for puts held in the Fund's portfolio at any time exceed 1/2 of 1% of the Fund's net assets. Puts purchased by the Fund will generally not be marketable and the Fund's ability to exercise puts will depend on the creditworthiness of the other party to the transaction.


BOTH FUNDS


     As noted in the Prospectus, each Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford each Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. Government Security (in the case of either Fund), a Municipal Security (in the case of the Tax Exempt Money Market Trust) or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. Government, the issuer of the Municipal Security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. Each Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and each Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement. It is a fundamental policy of each Fund that no more than 10% of the net assets of the Fund are to be invested in illiquid securities, including repurchase agreements with maturities of more than seven days.

     As described in the Prospectus, all of each Fund's investments will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by each Trust's Board of Trustees. Also, all of each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of each Fund's portfolio securities will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for any Fund, such Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.


     The value of the securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of any Fund might require the sale of portfolio investments of that Fund at a time when a sale might not be desirable.


     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund but neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another nationally recognized statistical rating organization ["NRSRO"] approved by the Securities and Exchange Commission (the "SEC") may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the relevant Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.


--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

     The following is a list of each Fund's investment restrictions. The restrictions set forth in the numbered paragraphs below are fundamental policies and, accordingly, will not be changed without the consent of the holders of a majority of the outstanding voting securities of the applicable Fund.

CASH MANAGEMENT TRUST - MONEY MARKET SERIES

The Fund will not:

(1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;

(2) Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

(4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;

(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of the lower of (i) 10% of its total assets (taken at cost) and (ii) 5% of such total assets (taken at current value);

(6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5%;

(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;

(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

(11) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(12)     Make investments for the purpose of exercising control or management;

(13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Back Bay Advisors to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);

(14)     Write or purchase puts, calls or combinations thereof; or

(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction.

     Except as otherwise stated, the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

TAX EXEMPT MONEY MARKET TRUST

         The Fund will not:

(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in the securities of a single issuer. This limitation does not apply to U.S. Government Securities. The limitation applies to securities subject to credit enhancement, but guarantors, insurers, issuers of puts and letters of credit and other parties providing credit enhancement are not considered issuers for purposes of the restriction, although investment in such securities may be limited by applicable regulatory restrictions. The restriction also applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (The SEC staff currently takes the position that only fully collateralized repurchase agreements may be excluded from such restriction);

(2) Purchase voting securities or make investments for the purpose of exercising control or management;

(3) Invest more than 25% of its total assets in industrial development bonds which are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.);

(4) Participate on a joint or joint and several basis in any trading account in securities;

(5) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions;

(6) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost, except that the Fund may enter into reverse repurchase agreements. The Fund will not, however, borrow or enter into reverse repurchase agreements if the value of the Fund's assets would be less than 300% of its borrowing and reverse repurchase agreement obligations. In addition, when borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets (taken at current value), the Fund will not purchase additional portfolio securities. Permissible borrowings and reverse repurchase agreements will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests;

(7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loan participations and repurchase agreements;

(8) Pledge, mortgage or hypothecate its assets except in connection with reverse repurchase agreements and except to secure temporary borrowings permitted by restriction (6) above in aggregate amounts not to exceed 10% of its net assets taken at cost at the time of the incurrence of such borrowings;

(9) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(10) Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transaction. Under the 1940 Act the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities,
         (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or
         (c) own more than 3% of the outstanding voting stock of any one investment company;

(11) Purchase or retain securities of an issuer if, to the knowledge of the Fund, officers, Trustees or directors of the Fund or any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer together own beneficially more than 5% of such shares or securities;

(12) Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuing operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company, except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) Municipal Securities which are rated by at least two nationally recognized municipal bond rating services, if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities;

(13) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Fund may buy Municipal Securities or other permitted investments secured by real estate or interests therein); or

(14) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts as described under "Investment Objectives and Policies -- Tax Exempt Money Market Trust -- Purchase of Securities with Rights to Put Securities to Seller" and may purchase Municipal Securities on a "when-issued" basis as described above under "Investment Objectives and Policies -- Tax Exempt Money Market Trust -- When-Issued Securities";

     Except as otherwise stated, the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

     For the purpose of the foregoing investment restrictions, the identification of the "issuer" of Municipal Securities which are not general obligation bonds (see Appendix B) is made by Back Bay Advisors on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such securities. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government of such subdivision, and the obligation is based solely on the assets and revenues of such subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of industrial development bonds (see Appendix B), if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be regarded as the sole issuer.

BOTH FUNDS

     No Fund will purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid. The Funds have implemented procedures to determine the liquidity of Section 4(2) commercial paper purchased by the Funds for purposes of determining whether the Fund's limit on the purchases of illiquid securities has been met.

     The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------

     The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

Trustees
--------


     The Trustees of the Trusts, their position with the Trusts (underlined), and their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Those marked with an asterisk (*) may be deemed to be an "interested person" of the Trusts as defined in the 1940 Act.

GRAHAM T. ALLISON, JR.--TRUSTEE (60); 79 John F. Kennedy Street, Cambridge, Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Belfer Center of Science and International Affairs, John F. Kennedy School of Government, Harvard University; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - TRUSTEE (55); 452 Fifth Avenue, New York, New York 10018; Chairman of the Audit Committee for the Trusts; President and CEO, Cain Brothers & Company, Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSS), eBenX, Inc. (NASDAQ); and Board Member, Norman Rockwell Museum; Sharon Hospital, National Committee for Quality Healthcare, and Columbia University School of Business.

KENNETH J. COWAN -- TRUSTEE (68); One Beach Drive, S.E. #2103, St. Petersburg, Florida 33701; Chairman of the Contract Review and Governance Committee for the Trusts; Retired; formerly, Senior Vice President-Finance and
         Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - TRUSTEE (57); 1001 Pennsylvania Avenue, N.W., Washington, D.C. 20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, John F. Kennedy School of Government, Harvard University;

         Trustee,   Council  for  Excellence  in  Government   (not-for-profit);
         Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (Investments).

SANDRA O. MOOSE -- TRUSTEE (58); Exchange Place, Boston, Massachusetts 02109; Member of the Audit Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, Verizon Communications (communication services); Director, Rohm and Haas Company (specialty chemicals); Trustee, Boston Public Library Foundation; Board of Overseers, Museum of Fine Arts and Beth Israel/New England Deaconess Hospital; Director, Alfred P. Sloan Foundation, Harvard Graduate School Society Council; Member, Visiting Committee, Harvard School of Public Health.

JOHN A. SHANE -- TRUSTEE (67); 200 Unicorn Drive, Woburn, Massachusetts 01801; Member of the Audit Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); Director, Arch Communications Group, Inc. (paging service); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management firms).

*PETER   S. VOSS -- CHAIRMAN OF THE BOARD,  CHIEF EXECUTIVE  OFFICER AND TRUSTEE
         (53); Director, President and Chief Executive Officer, CDC Asset Management - North America; Director, Nvest Services Company; Director, Nvest Distribution Corporation; Director of various affiliates of Nvest Funds Management, L.P. ("Nvest Management"); formerly, Board Member, Investment Company Institute and United Way of Massachusetts Bay; Committee Member, New York Stock Exchange listed Company Advisory Committee.

PENDLETONP.  WHITE -- TRUSTEE  (69);  6  Breckenridge  Lane,  Savannah,  Georgia
         31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

The Contract Review and Governance Committee of the Nvest Funds is comprised solely of disinterested Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.

The Audit Committee of the Nvest Funds is comprised solely of disinterested Trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, regulations of the SEC and Internal Revenue Service (the "IRS") as well as operational issues relating to the transfer agent.


Officers
--------


         Officers of the Trusts, in addition to Mr. Voss, and their positions with the Trusts (underlined), their ages (in parentheses) and principal occupations during at least the past five years are listed below.

JOHN T. HAILER -- PRESIDENT (39); Executive Vice President, Nvest Distribution Corporation; President and Chief Executive Officer, the Distributor; and President and Chief Executive Officer, Nvest Management; formerly, Senior Vice President, International Division and Head of Strategic Marketing, Fidelity Investments.

THOMAS P. CUNNINGHAM - TREASURER (54); Senior Vice President, Nvest Services Company; Senior Vice President, Nvest Management; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER - SECRETARY AND CLERK (36); Director, Nvest Distribution Corporation; Senior Vice President, General Counsel, Secretary and Clerk, the Distributor; Senior Vice President, General Counsel, Secretary and Clerk, Nvest Management; Executive Vice President, General Counsel, Secretary and Clerk, Nvest Services Company; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual fund service company); formerly, Vice

         President and General Counsel, Boston Institutional Group (mutual funds service company); formerly, Senior Vice President and General Counsel, Financial Research Corporation.

     Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with the Distributor, or Nvest Management are omitted, if not materially different from a Trustee's or officer's current position with such entity. As indicated below under "Trustee Fees", each of the Trustees is also a director or Trustee of several other investment companies for which the Distributor acts as principal underwriter.


     Except as indicated above, the address of each Trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees
------------

     Neither Trust pays compensation to its officers, or to its Trustees who are "interested persons" of the Trusts as defined in the 1940 Act.


     Each Trustee who is not an interested person of the Trusts receives, in the aggregate for serving on the Board of Trustees of the Trusts, Nvest Funds Trust I, Nvest Funds Trust II and Nvest Funds Trust III (all five trusts collectively, the "Nvest Funds Trusts"), comprising as of March 31, 2000 a total of 22 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

     During the fiscal year ended June 30, 2000, the Trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts; and during the year ended December 31, 1999, such persons received the amounts set forth below for serving as Trustee of the Trusts and for also serving as Trustees of the other Nvest Funds Trusts.



                              Aggregate           Aggregate           Retirement or
                            Compensation      Compensation from     Benefits Accrued                    Total Compensation
                           from Nvest Cash     Nvest Tax Exempt      as Part of Fund     Estimated        from the Nvest
                          Management Trust    Money Market Trust    Expenses in the        Annual       Funds Trusts in the
                          in the Year Ended   in the Year Ended        Year Ended      Benefits Upon        Year Ended
Name of Trustee             June 30, 2000*      June 30, 2000*       June 30, 2000*      Retirement      December 31, 1999
---------------           --------------        --------------       --------------      ----------      -----------------
Graham T. Allison, Jr.         $5,462              $1,090                 $0                $0               $60,000
Daniel M. Cain                 $5,847              $1,151                 $0                $0               $64,000
Kenneth J. Cowan               $5,847              $1,151                 $0                $0               $64,000
Richard Darman                 $5,462              $1,090                 $0                $0               $60,000
Sandra O. Moose                $5,462              $1,090                 $0                $0               $60,000
John A. Shane                  $5,462                 $748                $0                $0               $60,000
Pendleton P. White             $5,462              $1,090                 $0                $0               $60,000


*Amounts include payments deferred by Trustees for the fiscal year ended June 30, 2000. The total amount of deferred compensation accrued for all of the Nvest Funds Trusts as of June 30, 2000 for the Trustees follows: Allison: $819,969;
Cain: $46,813; Cowan: $80,000; Darman: $42,645.

     The Funds provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from each Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the Trustee on the normal payment date for such fees. Each Fund posts a deferred Trustee fee liability in an amount equal to its pro rata share of the deferred fees. As a result of this arrangement, each Fund, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates.

     As of July 31, 2000, the officers and Trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.

--------------------------------------------------------------------------------

        INVESTMENT ADVISORY, SUBADVISORY, DISTRIBUTION AND OTHER SERVICES

--------------------------------------------------------------------------------

Investment Advisory and Subadvisory Agreements
----------------------------------------------


     Pursuant to separate advisory agreements, each dated August 30, 1996, as amended May 1, 1998 (the "Advisory Agreements"), Nvest Management has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services, including executive and other personnel, to each Fund. In addition to overseeing the management of the Funds, Nvest Management provides executive and other personnel for the management of the Trusts. For the services described in the advisory agreements, each Fund has agreed to pay Nvest Management a management fee set forth in the following table, reduced by the amount of any subadvisory fee payable by the Fund to Back Bay Advisors (as described below):

                       Management fee payable by Fund to Nvest Management
                       --------------------------------------------------
                       (includes any subadviser fees paid)
                       ----------------------------------

Fund                   (as a percentage of average daily net assets of the Fund)
----                   ---------------------------------------------------------

Cash Management Trust           0.425% of the first $500 million
 - Money Market Series          0.400% of the next $500 million
                                0.350% of the next $500 million
                                0.300% of the next $500 million
                                0.250% of amounts in excess of $2 billion

Tax Exempt Money Market Trust   0.400% of the first $100 million
                                0.300% of amounts in excess of $100 million


     The Advisory Agreements each provide that Nvest Management may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996, as amended May 1, 1998 (the "Subadvisory Agreements"), Nvest Management has delegated responsibilities for managing the investment and reinvestment of each Fund to Back Bay Advisors as subadviser. For providing such subadvisory services to the Funds, each Fund pays Back Bay Advisors the following fee:

                       Subadvisory fee payable by the Fund
                       -----------------------------------
Fund                   (as a percentage of average daily net assets of the Fund)
----                   ---------------------------------------------------------

Cash Management Trust           0.205% of the first $500 million
 - Money Market Series          0.180% of the next $500 million
                                0.160% of the next $500 million
                                0.140% of the next $500 million
                                0.120% of amounts in excess of $2 billion

Tax Exempt Money Market Trust   0.200% of the first $100 million
                                0.150% of amounts in excess of $100 million


     From January 2, 1996 to May 1, 1998, Nvest Management served as adviser and Back Bay Advisors served as subadviser to each Fund pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for the Funds; except that Nvest
Management, and not the Fund, paid Back Bay Advisors for the services it rendered to each Fund.

     For the fiscal years ended June 30, 1998, 1999 and 2000, the Cash Management Trust - Money Market Series paid management fees of $1,535,052, $1,713,918 and $1,827,365 to Nvest Management. During this period, Back Bay Advisors received subadvisory fees of $1,380,613, $1,527,291 and $1,620,119.

     From January 2, 1996 to August 31, 2000 Nvest Management and Back Bay Advisors each agreed to proportionately reduce their fee and/or pay the charges, expenses and fees of Tax Exempt Money Market Trust (not including fees payable to the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act) to the extent necessary to limit the Fund's expenses to an annual rate of 0.65% of average net assets. For the fiscal years ended June 30, 1998, 1999 and 2000, gross management fees (which include gross subadvisory fees) payable to Nvest Management of $274,666, $310,993 and $318,953 were reduced by $165,118, $118,782 and $109,957, respectively, resulting in net management fees of $109,548, $192,211 and $208,996 respectively, and gross subadvisory fees payable to Back Bay Advisors of $137,333, $155,496 and $159,476 were reduced by $82,559, $59,391 and $54,978, respectively, resulting in net subadvisory fees, of $54,774, $96,105 and $104,498 respectively, as a result of this expense limitation.

     In addition to the management fees paid to Nvest Management and the subadvisory fees paid to Back Bay Advisors, each Fund pays the Distributor for providing certain accounting and administrative services. The amount of the payments is based on the allocated costs that the Distributor incurs in providing these services.


     In General.
     -----------


     Nvest Management, formed in 1995, is a limited partnership whose sole general partner, Nvest Distribution Corporation, is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of CDC Asset Management - North America. Nvest Distribution Corporation is also the sole general partner of the Distributor, and the sole shareholder of Nvest Services Company, Inc., the transfer and dividend disbursing agent of the Funds. CDC Asset Management - North America owns the entire limited partnership interest in each of Nvest Management and the Distributor. Nvest Services Company, Inc. has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to Boston Financial Data Services, Inc. Nvest Services Company, Inc. will also do business as Nvest Services Company and Nvest Services Co.

     CDC Asset Management - North America is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. CDC Asset Management - North America is owned by CDC AM - North America, which is wholly-owned by CDC Asset Management, a French entity that is part of Caisse des Depots et Consignations.

     Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, Back Bay Advisors, Inc., is a wholly-owned subsidiary of Nvest Holdings. CDC Asset Management - North America owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors specializes in fixed-income management and provides investment management services to institutional clients, including other registered investment companies and accounts of New England Financial and its affiliates.

     Each Fund pays all expenses not borne by Nvest Management or Back Bay Advisors including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trusts' independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of each of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund also pays Nvest Management for certain legal and accounting services provided to the Fund by Nvest Management.

     Each Fund's Advisory Agreement and Subadvisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Fund has received an exemptive order from the Securities and Exchange Commission, which permits Nvest Management to amend or continue existing subadvisory agreements without shareholder approval when approved by the Fund's Board of Trustees. The exemption also permits Nvest Management to enter into new subadvisory agreements with subadvisers that are not affiliated with Nvest Management, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each Advisory Agreement and Subadvisory Agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each Subadvisory Agreement also may be terminated by the Fund's subadviser upon 90 days' notice and automatically terminates upon termination of the related Advisory Agreement.

     Each Fund's Advisory Agreement and Subadvisory Agreement provides that Nvest Management or Back Bay Advisors shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients of Back Bay Advisors (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds also invest. If Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The Trustees are of the view that the benefits of retaining Back Bay Advisors as subadviser to each of the Funds outweigh the disadvantages, if any, that may result from participating in such transactions.

Distribution Agreement
----------------------


     Under separate agreements with each Fund, the Distributor, 399 Boylston Street, Boston, Massachusetts 02116, acts as the distributor of each class of the Funds' shares, which are sold at net asset value without any sales charge. The Distributor receives no compensation from the Funds or purchasers of Fund shares for acting as distributor. Under these agreements, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Funds for sale. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws.


     The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Funds. The service fee is paid quarterly at an annual rate equal to the following percentages of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. THE DISTRIBUTOR PAYS THE SERVICE FEE; THE FEE IS NOT A DIRECT OR INDIRECT EXPENSE OF THE FUNDS OR THEIR SHAREHOLDERS AND DOES NOT AFFECT THE FUNDS' YIELDS.

         Average Daily Net Asset Balance                      Fee
         -------------------------------                      ---
         $0 - 5 million                                       none
         $ over 5 million to 10 million                       .05%
         $ over 10 million                                    .10%


     The Distributor controls the words "Nvest" in the names of the Trusts and the Funds and if it should cease to be the distributor, Nvest Cash Management Trust, Nvest Tax Exempt Money Market Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as general distributor for Kobrick Capital Fund, Kobrick Emerging Growth Fund, Kobrick Growth Fund, Nvest Funds Trust I, Nvest Trust II and Nvest Funds Trust III.


     The Distributor may publish information about the Funds in the media described in Appendix D and may include information in advertising and sales literature as described in Appendix E.

Independent Accountants
-----------------------


     The Trusts' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of each Fund's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and financial statements contained in the Funds' annual reports for the year ended June 30, 2000 and incorporated by reference into this Statement, have been so included in reliance on the reports of each Trust's independent accountants, given on the authority of said firm as experts in auditing and accounting.

Custodial Arrangements
----------------------

     State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to each Fund's portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Other Arrangements
------------------

     Pursuant to a contract between the Funds and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay, at a minimum, an annual per account fee to Nvest Services Company for these services in the amount of $22.00, which may be increased with the approval of each Trust's Board of Trustees. The aggregate amount of fees paid by the Funds to Nvest Services Company for these services during the three most recent fiscal years of the Funds were as follows:

     Fund                                           Fiscal Year Ended June 30,
--------------------------------------------------------------------------------

                                   1998                1999               2000
                                   ----                ----               ----
Cash Management Trust
  - Money Market Series         $1,685,387        $1,672,122        $1,507,132
Tax Exempt Money Market Trust      $73,566           $69,140           $72,061

     Nvest Services Company has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, Nvest Services Company pays BFDS a monthly per account fee. Class Y shares of Cash Management Trust - Money Market Series bear a sub-transfer agent fee of 0.10% of average daily net assets charged by National Financial Services Corporation.

     In addition, during the fiscal year ended June 30, 2000, Nvest Services Company performed certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, Nvest Services Company provides the following services to the Funds: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For these services, the Nvest Funds pay Nvest Services Company a group fee equal to the annual rate of 0.035% of the first $5 billion of the Funds' average daily net assets, 0.0325% of the next $5 billion of the Funds' average daily net assets and 0.03% of the Funds' average daily net assets in excess of $10 billion.

     For these services, Nvest Services Company received fees from the Funds for the following fiscal years ending June 30, 1998, 1999 and 2000:


     Fund                                           Fiscal Year Ended June 30,
--------------------------------------------------------------------------------

                                   1998                1999               2000
                                   ----                ----               ----
Cash Management Trust
  - Money Market Series         $100,532            $191,303           $264,886
Tax Exempt Money Market Trust    $23,386             $32,738            $28,480

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

In General
----------


     In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors will always seek the best price and execution. It is expected that the Funds' portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Accordingly, the Funds do not anticipate that they will pay significant brokerage commissions. During the fiscal years ended June 30, 1998, 1999 and 2000, the Funds did not incur any brokerage fees in connection with portfolio transactions.


     Some of the portfolio transactions for each Fund are placed with dealers who provide Back Bay Advisors with supplementary investment and statistical information or furnish market quotations to the Funds or other investment companies advised by Back Bay Advisors. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these research services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors. The research services may also be used by Back Bay Advisors in connection with its other advisory accounts and in some cases may not be used with respect to the Funds.

     The Board of Trustees of each Trust has requested that Back Bay Advisors seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Boards have not requested that Back Bay Advisors or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.

Tax Exempt Money Market Trust
-----------------------------

     It is expected that the Tax Exempt Money Market Trust's portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

--------------------------------------------------------------------------------

                                  PERFORMANCE

--------------------------------------------------------------------------------

     From time to time, the Funds may use performance data in advertisements and promotional material. These results may include comparisons to the average daily yields of money market funds reporting to IBC/Donoghue's Money Fund Report
("Donoghue's"), including comparisons of such average yields for funds considered by Donoghue's to be in the same category as each of the Funds. See "Net Income, Dividends and Valuation" below for an explanation of how the Funds calculate yield and "effective" (or "compound") yield.


     The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the Nvest Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Nvest Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.


     The Distributor may make reference in its advertising and sales literature to awards, citations and honor bestowed on it by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection, including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

     The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.


     The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of such bank to the Nvest Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.


     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indicies.



--------------------------------------------------------------------------------

                DESCRIPTION OF THE FUNDS AND OWNERSHIP OF SHARES

--------------------------------------------------------------------------------


     Nvest Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. then had. The Cash Management Trust - Money Market Series is the only series of Nvest Cash Management Trust currently in existence. The Fund has four classes of shares (Classes A, B, C and Y) available for purchase. The Trust is a diversified, open-end management investment company.

     Nvest Tax Exempt Money Market Trust was organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 18, 1983, and commenced operations on April 21, 1983. Only one series of shares of Nvest Tax Exempt Money Market Trust is currently in existence; it has two classes of shares (Classes A and B) available for purchase. The Trust is a diversified, open-end management investment company.


     Class A, B and C shares of the Cash Management Trust - Money Market Series and Class A and B shares of the Tax Exempt Money Market Trust are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus. Class Y shares of the Cash Management Trust - Money Market Series are offered only to certain qualified investors and have different exchange privileges, as set forth in detail in the Prospectus. Class Y shares bear their own transfer agency and/or prospectus printing costs and do not bear any portion of those relating to other classes of shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain Internal Revenue Service rulings be rescinded.


     Each Declaration of Trust currently permits the relevant Trustees to issue an unlimited number of full and fractional shares of each Fund. Each Fund is represented by a particular series of shares. Each Declaration of Trust further permits each Trust's Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at stockholder meetings. The shares of each Fund have no pre-emptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of each series of shares are entitled to share pro rata in the net assets belonging to that series then available for distribution to such shareholders. Each Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


     If a Trust were to issue shares of more than one series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each series are segregated and are charged with the expenses in respect of that series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.


     Each Declaration of Trust also permits each Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes participating in the same portfolio with such dividend preferences and other rights as the Trustees may designate. While each Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more series or classes. At such time as the Trustees of the Trusts create another series, the Trusts would become a "series" company as that term is used in Section 18(f) of the 1940 Act.

     Each Declaration of Trust provides for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected.
Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


Voting Rights
-------------

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent described below) in the election of Trustees and the termination of the Funds and on other matters submitted to the vote of shareholders.

     The Declaration of Trust for each Trust provides that, on any matter submitted to a vote of all Trust shareholders, all of a Trust's shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) each Trust will hold a meeting of its shareholders for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees of the Tax Exempt Money Market Trust may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of $25,000 or constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Tax Exempt Money Market Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


     Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Shareholder voting rights are not cumulative.

     No amendment may be made to a Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change the name of the Trust or a series thereof or to cure technical problems in the

Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares, and (iii) to establish, designate or modify new and existing series or classes of Trust shares or modify other provisions relating to Trust shares in response to applicable laws or regulations, or, in the case of the Tax Exempt Money Market Trust, in order to convert the Fund into a "series" company. If one or more new series of either Trust is established and designated by the Trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.


Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law, a Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Fund and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or its Trustees. The Declarations of Trust provide for indemnification out of the assets of a Fund for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.


     Each Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of the Trustees and the officers of the relevant Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The Trustees of each Trust have considered this potential liability and approved the use of the combined Prospectus for Funds of both Trusts.

Code of Ethics
--------------

     The Funds, their advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permits employees to invest in securities for their own accounts. The Codes of Ethics is on public file with, and is available from, the SEC.


Ownership of Shares
-------------------

     As of July 31, 2000, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes set forth below. At July 31, 2000, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.



Fund                                                 Shareholder and Address           Ownership Percentage
----                                                 -----------------------           --------------------
CASH MANAGEMENT TRUST - MONEY MARKET SERIES
Class C shares                                       NTO LLC                            7.37%
                                                     P.O. Box 55
                                                     Odum, GA 31555-0055


                                                     State Street Bank and Trust Co.    5.98%
                                                     Custodian for IRA Rollover of
                                                     Jack M. Jensen
                                                     805 Tipperary Road
                                                     Oregon, WI 53575-2641


                                                     State Street Bank and Trust Co.    5.69%
                                                     Custodian for IRA Rollover of
                                                     Roger L. Dahlin

                                                                              18

                                                     9111 Octavia Ct.
                                                     Sprinfield, VA 22153-1637


Class Y shares
                                                     National Financial Services Corp.  100%
                                                     For the Exclusive Benefit of Our
                                                     Customers
                                                     P.O. Box 3752
                                                     Church Street Station
                                                     New York, NY 10008-3752

TAX EXEMPT MONEY MARKET TRUST
Class A shares                                       National Financial Services Corp.  22.42%
                                                     For the Exclusive Benefit of Our
                                                     Customers
                                                     P.O. Box 3752
                                                     Church Street Station
                                                     New York, NY 10008-3752

Class B shares                                       Donaldson Lufkin Jenrette          11.17%
                                                     Securities Corporation Inc.
                                                     P.O. Box 2052
                                                     Jersey City, NJ 07303-2052


                                                     Fred Luntsford                     36.18%
                                                     Ann Luntsford TOD
                                                     Paul K. Luntsford
                                                     Kathyrn Robinson
                                                     14155 Magnolia Blvd. #128
                                                     Sherman Oaks, CA 91433-1150


                                                     Judith A. Gizara                   6.81%
                                                     56 Old County Rd
                                                     Mason, NH 03048-4308


                                                     Charles Joseph Wine                6.51%
                                                     Joann Gross Wine Trustees
                                                     CJ Wine TR
                                                     DTD 3/9/89
                                                     3117 Hickory Stick Rd
                                                     Oklahoma City, OK 73120-6001


                                                     Primevest Financial Services FBO   6.29%
                                                     Sheli A. Tieppo Trustee
                                                     7758592
                                                     400 First Street SO Suite 300
                                                     PO Box 283
                                                     St. Cloud, MN 56302-0283


                                                     Carruth Educational Trust I        5.62%
                                                     FBO Alicia Carruth
                                                     DTD 2/6/91
                                                     4605 Oak Springs Dr
                                                     Flower Mound, TX 75028-7329



--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Funds are summarized in the Prospectus. Under certain conditions, exceptions may be made to the policies listed here and in the Prospectus, subject to senior management approval. All purchases made by check should be drawn on U.S. banks and payable in U.S. dollars and made payable to Nvest Funds, or, in the case of a retirement account, the custodian or Trustee. Shares of each Fund are offered for sale continuously at their respective net asset values, which the Funds seek to maintain at a constant $1 per share. See "Net Income, Dividends and Valuation" in this Statement. There is no sales charge to purchase the Funds' shares. The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

     Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or Nvest Funds Web site (www.nvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.


     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

Open Accounts
-------------

     Except for investors who own shares through certain broker "street name" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by State Street Bank, and the shareholder will receive a daily statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account for the day; however, if there were no transactions other than dividend declarations during a month, the shareholder will only receive a quarterly statement. After the close of each calendar year, State Street Bank will send the shareholder a statement for each of his or her accounts providing federal tax information on dividends and distributions paid during the year including information as to that percentage, if any, of Tax Exempt Money Market Trust dividends that are not exempt from federal income taxation. Shareholders should retain this as a permanent record. Nvest Services Company reserves the right to charge a fee for providing duplicate information.


     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B or Class C shares.

     The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C shares)
----------------------------------------------------

     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Nvest Services Company for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by Nvest Services Company upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Nvest Services Company, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits - Cash Management Trust - Money Market
-----------------------------------------------------------------------------
Series (Class A, B and C shares)
--------------------------------


     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Cash Management Trust - Money Market Series or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations (403(b) plans).

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of either Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.


Systematic Withdrawal Plans (Class A, B and C shares)
----------------------------------------------------


     An investor owning a Fund's shares having a value of $5,000 or more may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or
(3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment, under a variable payment option, may be $50 or more.

     On Systematic Withdrawal Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested.

     Since systematic withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a period of low earnings. Accordingly, a shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and "Tax Status," below, for certain information as to federal income taxes. Nvest Funds may modify or terminate this program at any time.


     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as Trustee.

Dividend Diversification Program
--------------------------------

     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of a Nvest Fund or Money Market Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus an applicable sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Nvest Fund or Money Market Fund, you must obtain and carefully read a copy of that Fund's Prospectus.


Exchange Privilege
------------------

     Class A shares of a Fund may be exchanged for shares of Class A, B or C of the other Money Market Fund (if available) and Class B shares of a Fund may be exchanged for Class B shares of the other Money Market Fund without a sales charge or CDSC, subject to the investor eligibility requirements of the Fund into which you are exchanging. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other Nvest Fund listed below, subject to those funds' eligibility requirements and sales charges. Class A shares of a Money Market Fund may also be exchanged for Class C shares of a Nvest Fund, subject to the applicable sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of the Cash Management Trust - Money Market Series. These options are summarized in the Prospectus.

     Shareholders of any of the Nvest Funds may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Money Market Funds. However, Class A, Class B or Class C shares of a Money Market Fund acquired by exchange either from the Nvest Funds or the other Money Market Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. Such exchanges may be made by telephoning or writing Nvest Funds or certain investment dealers. An exchange of the Class B shares of the Nvest Funds into Class B shares of a Money Market Fund stops the aging period for purposes of determining the CDSC and conversion to Class A, and the aging resumes only when an exchange is made back into a Nvest Fund.

     Class C shares of a Fund may be exchanged for Class C shares of any of the Nvest Funds which offer Class C shares on the basis of relative net asset value, subject to the CDSC schedule of the Nvest Fund acquired. For purpose of computing the CDSC payable upon redemption of shares acquired by such exchange, the holding period of any Nvest Fund Class C shares that were exchanged for Class C shares of the Fund is included, but the holding period of the Class C shares of the Fund is not included.

     Shares of any Fund acquired through an exchange from the Nvest Funds listed below may be re-exchanged for shares of the same class of those Nvest Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be imposed (unless you exchanged into a Money Market Fund from Class A shares of the Nvest Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other Nvest Fund shares). Shareholders making such exchanges must provide Nvest Funds with sufficient information to permit verification of their prior ownership of shares.

     An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds or Nvest Services Company at 800-225-5478 or (2) a written exchange request to the Funds or Nvest

Services Company, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is $1,000.


     Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Class A, B and C shares)
-------------------------------------------------


     As described in the Prospectus following the caption "Additional Investor Services", a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the Nvest Funds listed below, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A, Class B and Class C above. Also, proceeds of automatic redemptions of Class A shares of the Funds may be reinvested in Class C shares of those Nvest Funds' Stock or Bond Funds that offer Class C shares. Registrations on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th or 28th (or the first business day thereafter if the 15th or the 28th are not business days) and are made until the account is exhausted or until Nvest Services Company is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the Nvest Funds listed below. Complete the account application or the Service Options Form available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.


     Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.


The investment objectives of the Nvest Funds (including the Kobrick Funds) as set forth in the Prospectus are as follows:


STOCK FUNDS:
------------


     NVEST GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

     NVEST CAPITAL GROWTH FUND seeks long-term growth of capital.

     NVEST BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     NVEST GROWTH AND INCOME FUND seeks opportunities for long-term growth of capital and income.

     NVEST INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     NVEST STAR ADVISERS FUND seeks long-term growth of capital.

     NVEST STAR WORLDWIDE FUND seeks long-term growth of capital.

     NVEST STAR SMALL CAP FUND seeks capital appreciation.

     NVEST STAR VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     NVEST EQUITY INCOME FUND seeks current income and capital growth.

     NVEST BULLSEYE FUND seeks long-term growth of capital.

KOBRICK FUNDS
-------------

     KOBRICK CAPITAL FUND seeks maximum capital appreciation by investing primarily in equity securities of companies with small, medium and large capitalizations.

     KOBRICK EMERGING GROWTH FUND seeks to provide growth of capital by investing primarily in equity securities of emerging growth companies, with an emphasis on companies with small capitalizations.

     KOBRICK GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large capitalizations that may have better than average long-term growth potential.


BOND FUNDS:
-----------


     NVEST GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government Securities and engaging in transactions involving related options, futures and options on futures.

     NVEST LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

     NVEST SHORT TERM CORPORATE INCOME FUND seeks a high level of current income consistent with preservation of capital.

     NVEST STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

     NVEST BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk.

     NVEST HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     NVEST MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

     NVEST MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.

     NVEST INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

As of June 30, 2000, the net assets of the Nvest Funds (including the Kobrick Funds) and the Money Market Funds totaled over $8 billion.

Self-Servicing Your Account with Nvest Funds Personal Access Line(R)and Web site
--------------------------------------------------------------------------------

     Nvest Funds  shareholders may access account  information,  including share balances and recent account activity online, by visiting our Web site at www.nvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Nvest Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.nvestfunds.com.

Investor activity through these mediums is subject to the terms and conditions outlined in the following NVEST FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the Nvest Funds Personal Access Line(R), or Web site at www.nvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

              NVEST FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.



THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NVEST FUNDS PERSONAL ACCESS LINE(R).



You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.


You agree that Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Nvest Funds if any of the following occurs:


1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.


Any costs incurred in connection with the use of the Nvest Funds Personal Access Line(R) or the Nvest Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly Nvest Funds makes no warranties concerning the availability of Internet services, or network availability.

Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NVEST FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Nvest Funds should be sent to:

         Nvest Funds
         PO Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------

                                   REDEMPTIONS

--------------------------------------------------------------------------------


     The procedures for redemption of Fund shares are summarized in the Prospectus. Under certain conditions, exceptions may be made to the policies listed here and in the Prospectus, subject to senior management approval. As described in the Prospectus, a CDSC may be imposed in certain instances upon the redemption of Fund shares that were acquired through an exchange of shares of the Nvest Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. Any applicable CDSC will be calculated in the manner described in the relevant prospectus of the Nvest Funds and the related Statement of Additional Information.

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.


     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange (the "Exchange"). Requests made after that time or on a day when the Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.


     In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from Nvest Services Company or your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to Nvest Services Company or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. Nvest Services Company, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.


     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.


     Checkwriting is available on Class A shares of the Funds. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 for our Service Options Form. The Funds will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Funds and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of you account will not be known until after the check is received by State Street Bank.


     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See the sections "Net Income, Dividends and Valuation" and "Taxes" below.


     The Funds may also close your account and send you the proceeds if the balance in your account falls below a minimum amount set by each Trust's Board of Trustees (currently $1,000 for all accounts except Keogh, pension and profit sharing plans, automatic investment plans, IRA accounts and accounts that have fallen below the minimum solely because of fluctuations in the net asset value per share). Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum.


--------------------------------------------------------------------------------

                       NET INCOME, DIVIDENDS AND VALUATION

--------------------------------------------------------------------------------

Determination of Net Income
---------------------------

     The net income of each Fund is determined as of the close of regular trading on the Exchange on each day that the Exchange is open for trading. The Exchange is expected to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends
---------------

     As described in the Prospectus, the net income of each Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. The net income for Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately preceding business day. Although the Funds do not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Valuation of the Funds' Portfolio Investments
---------------------------------------------

     The total net asset value of each Fund (the excess of the Fund's assets over its liabilities) is determined by State Street Bank as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of each Fund are valued at their fair value as determined in good faith by the relevant Trust's Board of Trustees or persons acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of each Fund are paid or accrued each day.

     Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of a Fund may at times be more or less than their market value.

     By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of each Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between the net asset value per share of each Fund as determined by using available market quotations and its amortized cost price per share. Back Bay Advisors makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for any Fund, the relevant Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that each Fund will be able to maintain its net asset value at $1.00.

Determination of Yield
----------------------

     YIELD. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.


     Each Fund's yield for the seven days ended June 30, 2000 and effective yield based on such seven-day period were, respectively, 5.76% and 5.93% (Cash Management Trust - Money Market Series) and 3.77% and 3.84% (Tax Exempt Money Market Trust). The yield is based on the expenses paid by Class A, B, and C shares.


     Yield is calculated without regard to realized and unrealized gains and losses. The yield of each Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the applicable Fund may be for any future period. The Funds' yields are not guaranteed. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


     Investors in the other Nvest Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.


     Shareholders comparing a Fund's yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

     Yield information may be useful in reviewing each Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.


     TAXABLE-EQUIVALENT YIELD. The Tax Exempt Money Market Trust may also advertise a taxable-equivalent yield or taxable-equivalent effective yield, calculated as described above, except that, for any given tax bracket, net investment income will be calculated using as gross investment income an 3.77% amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal income tax rate for taxpayers in that tax bracket.


                Taxable-Equivalent Yield and Taxable-Equivalent
            Effective Yield for the 7 day period ended June 30, 2000
            --------------------------------------------------------
                 7 day yield:                   3.77%
                 7 day effective:               3.84%


        Federal                  Taxable-Equivalent          Taxable-Equivalent
        Tax Rate                       Yield                   Effective Yield
        --------                       -----                   ---------------
           15%                         4.44%                        4.52%
           28%                         5.24%                        5.33%
           31%                         5.46%                        5.57%
           36%                         5.89%                        6.00%
         39.6%                         6.24%                        6.36%


Calculation of Total Return.
---------------------------

     Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class's average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribedby the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $10,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. If a Fund presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

--------------------------------------------------------------------------------

                               TAX-FREE INVESTING

--------------------------------------------------------------------------------


     The table below compares taxable and tax-free yields, based on tax rates for 2000:



                                                      Federal
                                                      Marginal
                                                        Tax
 Taxable Income*                                        Rate          If Tax Exempt Yield Is
 ---------------------------------------------------             --------------------------------------------------------------
          Single                     Joint             (2000)        2%           3%           4%          5%          6%
          Return                    Return                         Then the Equivalent Taxable Yield Would Be
 ------------------------------------------------------------------------------------------------------------------------------

       $0 - $25,750              $0 - $43,050            15%         2.35%        3.53%       4.71%        5.88%      7.06%
     $25,751 - $62,450        $43,051 - $104,050         28%         2.78%        4.17%       5.56%        6.94%      8.33%
    $62,451 - $130,250        $104,051 - $158,550        31%         2.90%        4.35%       5.80%        7.25%      8.70%
    $130,251 - $283,150       $158,551 - $283,150        36%         3.13%        4.69%       6.25%        7.81%      9.38%
     $283,151 and over         $283,151 and over        39.6%        3.31%        4.97%       6.62%        8.28%      9.93%

*    This amount  represents  taxable income as defined in the Internal  Revenue
     Code.



     The table above does not take into account the effect of state and local taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income.

--------------------------------------------------------------------------------

                                      TAXES

--------------------------------------------------------------------------------

In General
----------

     The tax status of the Funds and the distributions that each Fund may make are summarized in the section of the Prospectus entitled "Tax Consequences." Each Fund intends to qualify as a regulated investment company under the Code. This means that the Fund will not be subject to federal income tax on net income and net realized capital gains distributed to shareholders provided it (i) distributes annually substantially all its net investment income and net realized short-term capital gains; (ii) derives at least 90% of its gross income from dividends, interest payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (iii) diversifies its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     To avoid certain excise taxes, each Fund must distribute by December 31 each year virtually all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year. Certain dividends declared by a Fund in October, November or December but not actually received by you until January will be treated for federal tax purposes as though you had received them on December 31 of the year in which declared.

Cash Management Trust - Money Market Series
-------------------------------------------

     It is not expected that the Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) are made to shareholders of the Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends received deduction for corporations. Distributions derived from short-term capital gains and investment income are generally taxable to you at ordinary income rates.

     The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past, or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.


Tax Exempt Money Market Trust
-----------------------------

     The Fund intends to have at least 50% of its total assets invested in Municipal Securities at the close of each quarter of its taxable year so that dividends paid by the Fund which are derived from interest on Municipal Securities will be "exempt-interest dividends" within the meaning of the Code. Exempt-interest dividends may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. Dividends derived from income which is not exempt from federal income tax, including interest earned on investments in taxable money market securities or in repurchase agreements and any net short-term capital gains realized by the Fund, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Determination of the taxability status of dividends is made using the average annual method. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. The interest on certain types of Municipal Securities, known as "private activity" bonds, is an item of tax preference, subject to the federal alternative minimum tax with a maximum rate of 28%. The Fund has instituted procedures to avoid investment in "private activity" Municipal Securities in order to reduce the possibility that Fund dividends will constitute an item of tax preference. However, there can be no assurance that these procedures will be totally effective. The Fund intends to continue these procedures so long as it deems them necessary and prudent. Shareholders should be aware that, while these procedures are in effect, the Fund will not be able to invest in the full range of issues available in the Municipal Securities market. The Fund's investments in Municipal Securities that are subject to the federal alternative minimum tax, together with other investments the interest on which is subject to the alternative minimum tax, will not normally exceed 20% of Fund investments. See the Prospectus for information regarding certain other limitations on the tax-exempt status of interest on Municipal Securities.


     The interest on Municipal Securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

     Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares of the Fund.


     None of the Fund's dividends or distributions are expected to be eligible for the dividends-received deduction available to corporations.

     Under the Code, investors may not deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund. (See Section 264 (a)(4) of the Code.) Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds (see Appendix B) should consult their tax advisers before purchasing shares of the Fund.

     Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its shareholders.

Both Funds
----------


     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     For taxable years beginning after December 31, 2000, the maximum capital gains tax rates for capital assets (including Fund shares) held by a noncorporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax gain thereon, as of January, 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.


     The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Funds will be sent to shareholders shortly after the end of each calendar year.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


     The Financial Statements of each of the Funds and the related reports of the independent accountants included in the annual reports of the Funds for the year ended June 30, 2000 are incorporated herein by reference. Each Fund's annual and semi-annual report is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report by telephone at (800) 225-5478 or by writing to the Funds at: Nvest Funds Distributor, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------

                                   APPENDIX A

--------------------------------------------------------------------------------



DESCRIPTION  OF  CERTAIN  NVEST  CASH  MANAGEMENT  TRUST - MONEY  MARKET  SERIES
INVESTMENTS:


     OBLIGATIONS BACKED BY FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

     OTHER U.S. GOVERNMENT OBLIGATIONS -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     REPURCHASE AGREEMENTS -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

     CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

     BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     YANKEEDOLLAR  OBLIGATIONS -- obligations of U.S. branches of foreign banks.

     EURODOLLAR OBLIGATIONS -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

     COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. (See Appendix C.)

     CORPORATE OBLIGATIONS -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix C.)

--------------------------------------------------------------------------------

                                   APPENDIX B

--------------------------------------------------------------------------------


     DESCRIPTION OF CERTAIN NVEST TAX EXEMPT MONEY MARKET TRUST INVESTMENTS



     The three principal classifications of Municipal Securities are "Notes," "Bonds" and "Commercial Paper."

     MUNICIPAL NOTES. Municipal Notes are generally issued to finance short-term capital needs and generally have maturities of one year or less. Municipal Notes include:


1. PROJECT NOTES. Project Notes are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). While they are the primary obligations of the local public housing agencies or the local urban renewal agencies, they are also backed by the full faith and credit of the U.S. Government. Accordingly, investment restriction (1) of Nvest Tax Exempt Money Market Trust is not applicable to Project Notes. See "Investment Restrictions."


2. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of states, counties, municipalities and other public bodies that have the legal power to tax. Generally, they are issued in anticipation of various seasonal tax revenues, such as real and personal property, income, sales, use and business taxes, and are payable from some or all of these specific future taxes.

3. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued to provide interim financing in expectation of receipt of various types of non-tax revenue, such as revenues available to the issuer under various federal revenue sharing programs. In some cases, Revenue Anticipation Notes may be payable additionally from tax revenues.

4. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, when sold and issued, then provide the money for repayment of the Notes.

5. CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) programs.

     MUNICIPAL BONDS. Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: General Obligation Bonds and Limited Obligation or Revenue Bonds. One type of Municipal Revenue Bonds is referred to as Industrial Development Bonds. These three are discussed below.


1. GENERAL OBLIGATION BONDS. Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. General Obligation Bonds are not payable from any particular fund or source. The characteristics and method of enforcement of General Obligation Bonds vary according to the law applicable to the particular issuer and payment may be dependent upon an appropriation by the issuer's legislative body. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Such bonds may be additionally secured by special assessments.

2. LIMITED OBLIGATION OR REVENUE BONDS. The principal source for repayment of a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds have been or may be issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidies and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. INDUSTRIAL DEVELOPMENT BONDS. Prior to the Tax Reform Act of 1986, certain debt obligations known as Industrial Development Bonds could be issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control; such obligations are included within the term Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. These bonds also have been or may be used to finance public facilities, which may be privately used and operated, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real or personal property so financed as security for such payment. The Tax Reform Act of 1986 eliminated some types of industrial revenue bonds but retained others under the general category of "private activity bonds."

     TAX-EXEMPT COMMERCIAL PAPER. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax-Exempt Commercial Paper is often renewed or refunded at its maturity by the issuance of other short or long-term obligations.


     OTHER TYPES OF MUNICIPAL SECURITIES. The foregoing describes types of Municipal Securities which are presently available. Nvest Tax Exempt Money Market Trust may, to the extent consistent with its investment objective, policies and restrictions, invest in other types of Municipal Securities as they become available in the future.

--------------------------------------------------------------------------------

                                   APPENDIX C

--------------------------------------------------------------------------------

         RATINGS OF CORPORATE AND MUNICIPAL BONDS, COMMERCIAL PAPER AND
                        SHORT-TERM TAX-EXEMPT OBLIGATIONS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

                                 MOODY'S RATINGS

Corporate and Municipal Bonds
-----------------------------

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Short-Term Municipal Notes
--------------------------

The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

Commercial Paper
----------------

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Issuers  rated Prime-1 are judged to be of the best  quality.  Their  short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                                   S&P RATINGS

Corporate and Municipal Bonds
-----------------------------

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Short-Term Municipal Notes
--------------------------

S&P does not rate short-term municipal notes as such.

Commercial Paper
----------------

Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

--------------------------------------------------------------------------------

                                   APPENDIX D

--------------------------------------------------------------------------------


MEDIA THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates                            Fitch Insights
Adam Smith's Money World                      Forbes
America Online                                Fort Worth  Star-Telegram
Anchorage Daily News                          Fortune
Atlanta  Constitution                         Fox Network and affiliates
Atlanta Journal                               Fund Action
Arizona Republic                              Fund Decoder
Austin American Statesman                     Global Finance
Baltimore  Sun                                (the) Guarantor
Bank  Investment  Marketing                   Hartford Courant
Barron's                                      Houston  Chronicle
Bergen  County Record (NJ)                    INC
Bloomberg                                     Indianapolis  Star
Business News                                 Individual Investor
B'nai B'rith Jewish Monthly                   Institutional Investor
Bond Buyer                                    International Herald Tribune
Boston  Business Journal                      Internet
Boston Globe                                  Investment Advisor
Boston Herald                                 Investment  Company  Institute
Broker World                                  Investment  Dealers  Digest
Business Radio Network                        Investment Profiles
Business Week                                 Investment  Vision
CBS and  affiliates                           Investor's  Business Daily
CFO                                           IRA Reporter
Changing  Times                               Journal of Commerce
Chicago Sun Times                             Kansas City Star
Chicago  Tribune                              KCMO (Kansas City)
Christian  Science Monitor                    KOA-AM  (Denver)
Christian  Science  Monitor News Service      Los Angeles Times
Cincinnati Enquirer                           Leckey, Andrew (syndicated column)
Cincinnati Post                               Lear's
CNBC                                          Life Association News
CNN                                           Lifetime Channel
Columbus  Dispatch                            Miami  Herald
CompuServe                                    Milwaukee  Sentinel
Dallas Morning News                           Money
Dallas  Times-Herald                          Money Maker
Denver Post                                   Money  Management  Letter
Des Moines  Register                          Morningstar
Detroit  Free Press                           Mutual Fund Market News
Donoghues  Money Fund Report                  Mutual Funds Magazine
Dorfman,  Dan  (syndicated  column)           National Public Radio
Dow Jones News Service                        National  Underwriter
Economist                                     NBC and affiliates
FACS of the Week                              New England  Business
Fee Adviser                                   New England Cable News
Financial News Network                        New Orleans  Times-Picayune
Financial Planning                            New York Daily News
Financial  Planning on Wall Street            New York Times
Financial  Research Corp.                     Newark Star Ledger
Financial Services Week                       Newsday
Financial  World

Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm  Beach Post
Pension  World
Pensions  and  Investments
Personal Investor
Philadelphia  Inquirer
Porter,  Sylvia  (syndicated  column)
Portland Oregonian
Prodigy
Public  Broadcasting  Service
Quinn,  Jane Bryant  (syndicated column)
Registered  Representative
Research  Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's  Business  (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco  Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St.  Petersburg  Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias,  Andrew (syndicated  column)
Toledo Blade
UPI
US News and World  Report
USA Today
USA TV Network
Value Line
Wall St.  Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

--------------------------------------------------------------------------------

                                   APPENDIX E

--------------------------------------------------------------------------------

                     ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in Nvest Funds' advertising and promotional literature to CDC Asset Management - North America and to its affiliates that perform advisory and subadvisory functions for Nvest Funds including, but not limited to: Back Bay Advisors, L.P., Harris Associates, L.P., Loomis, Sayles & Company, L.P., Capital Growth Management Limited Partnership, Westpeak Investment Advisors, L.P., Jurika & Voyles, L.P., Vaughan, Nelson, Scarborough & McCullough, L.P. and Kobrick Funds LLC. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Funds advised by Harris Associates, L.P.

     References may be included in Nvest Funds' advertising and promotional literature to other CDC Asset Management - North America affiliates including, but not limited to AEW Capital Management, L.P., Synder Capital Management, L.P., Reich & Tang Capital Management, Reich and Tang Funds and their fund groups.

     References to subadvisers unaffiliated with CDC Asset Management - North America that perform subadvisory functions on behalf of Nvest Funds may be contained in Nvest Funds' advertising and promotional literature including, but not limited to, Janus Capital Corporation, Montgomery Asset Management, LLC and RS Investment Management, L.P.

     Nvest Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

o Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the Nvest Funds;


o Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

o    Specific  and  general  investment  philosophies,   strategies,  processes,
     techniques and types of analysis;

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

o The corporate histories, founding dates and names of founders of the entities;

o    Awards, honors and recognition given to the entities;

o The names of those with ownership interest and the percentage of ownership interest;

o The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

o Current capitalizations, levels of profitability and other financial and statistical information;

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

o The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

o Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

o    Current and historical statistics regarding:

        -total dollar amount of assets managed

        -Nvest Funds' assets  managed in total and by fund
        -the growth of assets
        -asset types managed
        -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
        -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or subadviser;

o The general and specific strategies applied by the subadvisers in the management of Nvest Funds portfolios including, but not limited to:


        -the pursuit of growth, value, income oriented, risk management or other strategies
        -the manner and degree to which the strategy is pursued

        -whether  the  strategy  is  conservative,  moderate  or  extreme and an
         explanation   of  other   features   and   attributes

        -the types and characteristics of investments sought and specific portfolio holdings

        -the actual or potential impact and result from strategy implementation

        -through its own areas of expertise and operations, the value added by sub-advisers to the management process

        -the disciplines it employs,  e.g., in the case of  Loomis,  Sayles  &
         Company, L.P., the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., Capital Growth Management Limited Partnership pursues growth 50% above the S&P 500
        -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak Investment Advisors, L.P.'s efforts to identify overvalued and undervalued issues; and


o Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Nvest Funds, and those families of funds, other than Nvest Funds. Any such references will indicate that Nvest Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and subadvisers, including, but not limited to, those provided by Morningstar, Lipper, Inc., Forbes and Worth.

     In addition, communications and materials developed by Nvest Funds will make reference to the following information about CDC Asset Management - North America and its affiliates:

     CDC Asset Management - North America is a subsidiary of CDC Asset Management. CDC Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of June 30, 2000 CDC Asset Management (formerly Nvest Companies, L.P.) had more than $130 billion in assets under management. In addition, promotional materials may include:

o Specific and general references to Nvest Funds multi-manager approach through CDC Asset Management - North America's affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from CDC Asset Management - North America and the other investment managers

      -other fund companies are limited to a "one size fits all" approach but Nvest Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

      -in this and other  contexts  reference may be made to Nvest Funds' slogan
       "Where The Best Minds Meet"(R) and that Nvest Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

      -Nvest  Management may  distribute  sales and  advertising  materials that illustrate the Star Concept by using historical category comparisons of a general nature. Categories from mutual fund ranking services, such as Morningstar, Inc., are selected for each of the Fund segments based on current investment styles and are subject to change with market conditions. There will be differences between the performance of the categories and the Nvest Star Fund being illustrated. The illustrations are used for hypothetical purposes only as a general demonstration of how the Star Concept works.

     Nvest Managed Account Services ("NMAS"), Nvest Advisor Services ("NAS") and Nvest Retirement Services ("NRS"), divisions of CDC Asset Management - North America, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to CDC Asset Management - North America affiliated fund groups including: Nvest Funds, Loomis Sayles Funds, Jurika & Voyles, Back Bay Advisors, Oakmark Funds, Delafield Fund and Kobrick Funds.

     NMAS, NAS and NRS will provide marketing support to CDC Asset Management - North America affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of NAS and NRS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper, Inc.; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References may be included in Nvest Funds' advertising and promotional literature about 401(k) and retirement plans. The information may include, but is not limited to:

o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and other organizations involved in 401(k) and
     retirement   programs  with  whom  Nvest  Funds  may  or  may  not  have  a relationship.

o Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Nvest Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Investment Company Institute and other industry authorities, research organizations and publications.


o Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      -past,  present and prospective tax regulation,  Internal  Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

      -information  about  the  history,  status  and  future  trends  of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

      -current and prospective ERISA regulation and requirements.


o Specific and general discussion of the benefits of 401(k) investment and retirement plans as well as benefits of investing in mutual funds for 401(k) and retirement plans to both plan sponsors and participants, including explanations, statistics and other data, about:


      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts

      -educational  services materials and efforts,  including,  but not limited to, videos,  slides,  presentation  materials,  brochures,  an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.



o Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments
      -assistance in interpreting past, present and future market trends and economic events
      -providing information to clients including participants during enrollment and on an ongoing basis after  participation
      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-68348
                                                                        811-2819


                           NVEST CASH MANAGEMENT TRUST
                                     PART C
                                OTHER INFORMATION


Item 23.        Exhibits



(a)           Articles of Incorporation

       (1) The Registrant's Fourth Amended and Restated Agreement and Declaration of Trust dated September 10, 1993 (the "Agreement and Declaration") is incorporated by reference to exhibit B (1) to Post Effective Amendment ("PEA") No. 32 to the Registration Statement filed on August 20, 1997.

       (2) Amendment No. 1 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit B (1) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

       (3) Amendment No. 2 dated January 28, 1994 to the Agreement and Declaration is incorporated by reference to B (1) to PEA No. 32 to the Registration Statement filed on August 20, 1997.


(b)           By-Laws


       (1) The Registrant's By-Laws are incorporated by reference to exhibit B (2) to PEA No. 30 to the Registration Statement filed on August 28, 1995.

       (2) Amendment to the By-Laws (adopted August 25, 2000) is filed herewith.


(c)           Instruments Defining Rights of Security Holders


              Rights of shareholders are described in Article III, Section 6 of the Registrant's Fourth Amended and Restated Agreement and Declaration of Trust incorporated by reference to exhibit B (1) to PEA No. 32 to the Registration Statement filed on August 20, 1997.


(d)           Investment Advisory Contracts


       (1) Advisory Agreement dated August 30, 1996 and amended May 1, 1998 between the Registrant, on behalf of its Money Market Series and Nvest Funds Management, L.P. ("NFM") is incorporated by reference to exhibit B (5)(a) to PEA No. 25 to the Registration Statement filed on August 28, 1998.

       (2) Subadvisory Agreement dated August 30, 1996 and amended May 1, 1998 with the Registrant, NFM and Back Bay Advisors, L.P. ("Back Bay Advisors") is incorporated by reference to exhibit B (5)(b) to PEA No. 25 to the Registration Statement filed on August 28, 1998.


(e)           Underwriting Contracts


       (1) Distribution Agreement dated August 30, 1996 between the Registrant, on behalf of its Money Market Series, and Nvest Funds Distributor, L.P. is incorporated by reference to exhibit B (6)(a) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

       (2) Form of Dealer Agreement used by Nvest Funds Distributor, L.P. is filed herewith.


(f)           Bonus or Profit Sharing Contracts


              None.


(g)           Custodian Agreements


       (1) Custodian Agreement dated September 30, 1980 between the Registrant and State Street Bank & Trust Company ("State Street Bank") is incorporated by reference to exhibit B (8)(a) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

       (2) Letter of Amendment dated June 1, 1982 between the Registrant and State Street Bank relating to the establishment of two series and its applicability to the Custodian Agreement is incorporated by reference to exhibit B (8)(b) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

       (3) Amendment dated September 12, 1991 to Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to exhibit B (8)(c) to PEA No. 32 to the Registration Statement filed on August 20, 1997.

       (4) Amendment dated February 28, 2000 to the Custodian Contract dated September 30, 1980 is filed herewith.


(h)           Other Material Contracts


       (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant and Nvest Services Company, Inc. is filed herewith.

       (2) Administrative Services Agreement dated December 1, 1999 between Registrant and Nvest Services Company, Inc. is filed herewith.

(i)           Legal Opinion


       (1) Opinion and consent of counsel relating to the Registrant's Money Market Series is incorporated by reference to exhibit B (10) to PEA No. 30 to the Registration Statement filed on August 28, 1995.


(j)           Other Opinions

       (1)    Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)           Omitted Financial Statements


              None.


(l)           Initial Capital Agreements

              Not applicable.

(m)           Rule 12b-1 Plans

              Not applicable.

(n)           Rule 18f-3 Plan


       (1) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 as amended, effective March 1, 1998, is incorporated herein by reference to Exhibit (n) to PEA No. 35 to the Registration Statement filed on June 15, 1999.

(p)           Code of Ethics

       (1) Code of Ethics dated August 25, 2000 of Registrant is filed herewith.

       (2) Code of Ethics dated July 1, 2000 for NFM and Nvest Funds Distributor, L.P. is filed herewith.

       (3) Code of Ethics dated April 1, 2000 of Back Bay Advisors, L.P. is filed herewith.

Item 24.      Persons Controlled by or Under Common Control with Registrant

              None.

Item 25.      Indemnification

              Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the PEA No. 30 to the Registration Statement filed on August 28, 1995 as exhibit B (2) and is incorporated by reference.

              The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

              Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Nvest Companies, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26:      Business and Other Connections of Investment Adviser


(a) Back Bay Advisors is the subadviser of the Registrant's Money Market Series. Back Bay Advisors serves as investment adviser to a number of other registered investment companies.

              The list required by this Item 26 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by Back Bay Advisors pursuant to the Advisers Act (SEC File No. 801-27694).

(b) NFM, a wholly-owned subsidiary of Nvest, L.P. serves as investment adviser to the Money Market Series of the Registrant. NFM was organized in 1995.

              The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and directors of NFM during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by NFM pursuant to the Advisers Act (SEC File No. 801-48408).

Item 27.      Principal Underwriters

(a) Nvest Funds Distributor, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:


Nvest Funds Trust I
Nvest Funds Trust II

Nvest Funds Trust III
Nvest Tax Exempt Money Market Trust
Nvest Kobrick Investment Trust

(b) The general partner and officers of the Registrant's principal underwriter, Nvest Funds Distributor, L.P., and their addresses are as follows:


                                POSITIONS AND OFFICES                        POSITIONS AND OFFICES
NAME                            WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
Nvest Distribution Corp.        General Partner                              None

John T. Hailer                  President and Chief Executive Officer        President

John E. Pelletier               Senior Vice President, General               Secretary and Clerk

Scott E. Wennerholm             Senior Vice President, Treasurer,            None

Coleen D. Dinneen               Vice President, Associate General            Assistant Secretary

Kristin S. Vigneaux             Vice President, Assistant Secretary          Assistant Secretary

Beatriz Pina Smith              Vice President and Assistant                 None

Christine Howe                  Controller                                   None

Frank S. Maselli                Senior Vice President                        None

Kirk Williamson                 Senior Vice President                        None

Daniel Lynch                    Vice President                               None

Marla McDougall                 Vice President                               None


The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)           Not applicable.

Item 28.      Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

(i)           State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts 02110

(ii)          Nvest Services Company, Inc.
              399 Boylston Street
              Boston, MA 02116

(iii)         Nvest Funds Distributor, L.P.
              399 Boylston Street
              Boston, Massachusetts 02116

(iv)          Nvest Funds Management, L.P.
              399 Boylston Street
              Boston, MA  02116

(v)           Back Bay Advisors, L.P.
              399 Boylston Street
              Boston, Massachusetts 02116

Item 29.      Management Services

              None.

Item 30.      Undertakings

(a) The Registrant undertakes to provide its annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                           NVEST CASH MANAGEMENT TRUST
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 37 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 28th day of August, 2000.

                                    Nvest Cash Management Trust

                                    By: PETER S. VOSS*
                                        --------------
                                        Peter S. Voss
                                        Chief Executive Officer


                                   *By: /s/ JOHN E. PELLETIER
                                        ---------------------
                                        John E. Pelletier
                                        Attorney-in-Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                         Title                                   Date
---------                         -----                                   ----

PETER S. VOSS*                    Chairman of the Board; Chief            August 28, 2000
-------------
Peter S. Voss

/s/THOMAS P. CUNNINGHAM           Treasurer                               August 28, 2000
-----------------------
Thomas P. Cunningham

GRAHAM T. ALLISON, JR.*           Trustee                                 August 28, 2000
-----------------------
Graham T. Allison

DANIEL M. CAIN*                   Trustee                                 August 28, 2000
---------------
Daniel M. Cain

KENNETH J. COWAN*                 Trustee                                 August 28, 2000
-----------------
Kenneth J. Cowan

RICHARD DARMAN*                   Trustee                                 August 28, 2000
---------------
Richard Darman

SANDRA O. MOOSE*                  Trustee                                 August 28, 2000
----------------

Sandra O. Moose

JOHN A. SHANE*                    Trustee                                 August 28, 2000
--------------
John A. Shane

PENDLETON P. WHITE*               Trustee                                 August 28, 2000
-------------------
Pendleton P. White


                                                     *By: /s/ JOHN E. PELLETIER
                                                          ---------------------
                                                              John E. Pelletier
                                                              Attorney-In-Fact
                                                              August 28, 2000

                           NVEST CASH MANAGEMENT TRUST

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A

EXHIBIT          EXHIBIT DESCRIPTION

(b)(2)           Amendment to By-Laws

(e)(2)           Dealer Agreement

(g)(4)           Amendment to Custodian Contract

(h)(1)           Transfer Agency and Service Agreement

(h)(2)           Administrative Services Agreement

(j)(1)           Consent of PricewaterhouseCoopers LLP

(p)(1)           Code of Ethics of Nvest Cash Management Trust

(p)(2) Code of Ethics of Nvest Funds Management, L.P. and Nvest Funds Distributor, L.P.

(p)(3)           Code of Ethics of Back Bay Advisors, L.P.